United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6165

                      (Investment Company Act File Number)


                   Federated Municipal Securities Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 8/31/05


                Date of Reporting Period: Quarter ended 11/30/04


Item 1.     Schedule of Investments





Federated California Municipal Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)



   Principal                                                           Credit
   Amount                                                              Rating         1        Value
                           Municipal BondS--98.0%
                           California--95.5%
$  1,500,000               ABAG Finance Authority for
                           Non-Profit Corporations, Multifamily
                           Housing Revenue Bonds (Series
                           1999A), 5.80% (Civic Center Drive
                           Apartments Project)/(FSA INS),
                           9/1/2020                                    AAA / Aaa         $     1,572,750
   500,000                 ABAG Finance Authority for
                           Non-Profit Corporations, Revenue
                           Bonds, 6.125% (Southern California
                           Presbyterian Homes)/(Original Issue
                           Yield: 6.25%), 11/15/2032                   BBB / NR                522,365
   500,000                 Anaheim, CA Public Financing
                           Authority, Lease Revenue Bonds
                           (Series 1997C), 6.00% (Anaheim
                           Public Improvements Project)/(FSA
                           INS), 9/1/2016                              AAA / Aaa               593,315
   500,000                 Bell Community Redevelopment Agency,
                           CA, Refunding Tax Allocation Revenue
                           Bonds, 5.50% (Radian Asset Assurance
                           INS), 10/1/2023                             AA / NR                 528,250
   605,000                 Blythe, CA Financing Authority,
                           Sewer Revenue Bonds (Series 1998),
                           5.75%, 4/1/2028                             NR                      610,887
   750,000                 Blythe, CA Redevelopment Agency, Tax
                           Allocation Bonds (Series 2000A),
                           6.20% (Blythe, CA Redevelopment
                           Project No. 1), 5/1/2031                    NR                      803,160
   500,000                 California Educational Facilities
                           Authority, Revenue Bonds (Series
                           2000A), 6.75% (Fresno Pacific
                           University), 3/1/2019                       NR / Baa3               550,235
   1,000,000               California Educational Facilities
                           Authority, Revenue Bonds (Series
                           2002A), 5.50% (Pepperdine
                           University), 8/1/2032                       NR / A1                 1,033,080
   325,000                 California Educational Facilities
                           Authority, Student Loan Revenue
                           Bonds (Series 1998), 5.55% (AMBAC
                           INS), 4/1/2028                              AAA / NR                336,901
   425,000                 California Educational Facilities
                           Authority, Student Loan Revenue
                           Bonds (Series A), 5.40% (Cal Loan
                           Program)/(MBIA Insurance Corp. INS),
                           3/1/2021                                    NR / Aaa                445,863
   710,000                 California HFA, Home Mortgage
                           Revenue Bonds (Series 1996Q), 5.85%
                           (MBIA Insurance Corp. INS), 8/1/2016        AAA / Aaa               733,487
   425,000                 California Health Facilities
                           Financing Authority, Health Facility
                           Revenue Bonds (Series 2004I), 4.95%
                           TOBs (Catholic Healthcare West),
                           Mandatory Tender 7/1/2014, Maturity
                           7/1/2026                                    BBB+ / Baa1             440,580
   1,000,000               California Health Facilities
                           Financing Authority, Insured Health
                           Facilities Refunding Revenue Bonds
                           (Series 1997), 5.50% (Valley Care
                           Hospital Corp.)/(California Mortgage
                           Insurance INS)/(Original Issue
                           Yield: 5.737%), 5/1/2020                    A / NR                  1,042,130
   1,000,000               California Health Facilities
                           Financing Authority, Revenue Bonds
                           (Series 1998), 5.40% (Northern
                           California Presbyterian Homes,
                           Inc.)/(Original Issue Yield:
                           5.417%), 7/1/2028                           BBB+ / NR               1,011,920
   1,500,000               California Health Facilities
                           Financing Authority, Revenue Bonds
                           (Series 1999A), 6.125% (Cedars-Sinai
                           Medical Center), 12/1/2030                  NR / A3                 1,601,715
   700,000                 California Health Facilities
                           Financing Authority, Revenue
                           Refunding Bonds (1996 Series A),
                           6.00% (Catholic Healthcare
                           West)/(MBIA Insurance Corp.
                           INS)/(Original Issue Yield: 6.15%),
                           7/1/2017                                    AAA / Aaa               751,254
   500,000                 California Infrastructure & Economic
                           Development Bank, Revenue Bonds
                           (Series 2000A), 5.75% (Scripps
                           Research Institute)/(Original Issue
                           Yield: 5.85%), 7/1/2030                     NR / Aa3                515,970
   1,000,000               California Infrastructure & Economic
                           Development Bank, Revenue Bonds
                           (Series 2001B), 5.50% (Kaiser
                           Permanente), 8/1/2031                       A / A2                  1,022,750
   1,000,000               California PCFA, Refunding Revenue
                           Bonds (1996 Series A), 5.35%
                           (Pacific Gas & Electric Co.)/(MBIA
                           Insurance Corp. INS), 12/1/2016             AAA / Aaa               1,071,040
   900,000                 California PCFA, Sewer & Solid Waste
                           Disposal Revenue Bonds, 5.75%
                           (Anheuser-Busch Cos.,
                           Inc.)/(Original Issue Yield:
                           5.818%), 12/1/2030                          A+ / A1                 917,748
   750,000         2,4     California PCFA, Solid Waste
                           Disposal Revenue Bonds, 5.125% TOBs
                           (Waste Management, Inc.), Mandatory
                           Tender 5/1/2014, Maturity 7/1/2031          BBB / NR                770,557
   700,000                 California PCFA, Solid Waste
                           Disposal Revenue Bonds, 6.875%
                           (Browning-Ferris Industries,
                           Inc.)/(Original Issue Yield: 6.95%),
                           11/1/2027                                   BB- / Caa1              696,353
   1,000,000               California PCFA, Solid Waste
                           Refunding Revenue Bonds (Series
                           1999A), 5.125% (West County Resource
                           Recovery, Inc.)/(Comerica Bank -
                           California LOC)/(Original Issue
                           Yield: 5.323%), 1/1/2014                    NR/NR/AA-               1,008,750
   90,000                  California Rural Home Mortgage
                           Finance Authority, SFM Revenue
                           Bonds, (Series 1998 B-4), 6.35%
                           (GNMA Collateralized Home Mortgage
                           Program COL), 12/1/2029                     AAA / NR                90,289
   500,000                 California State Department of Water
                           Resources Power Supply Program,
                           Power Supply Revenue Bonds (Insured
                           Series), 5.375% (AMBAC INS), 5/1/2018       AAA / Aaa               546,965
   1,500,000               California State Department of Water
                           Resources Power Supply Program,
                           Power Supply Revenue Bonds (Series
                           A), 5.375% (Original Issue Yield:
                           5.48%), 5/1/2022                            BBB+ / A2               1,595,940
   1,000,000               California State Public Works Board,
                           Lease Revenue Bonds, 5.25%
                           (California State Department of
                           Corrections), 1/1/2013                      A- / Baa1               1,086,680
   870,000                 California State, UT GO Bonds, 5.25%
                           (Original Issue Yield: 5.375%),
                           12/1/2027                                   A / A3                  888,166
   1,000,000               California State, UT GO Bonds,
                           5.125% (Original Issue Yield:
                           5.40%), 6/1/2025                            A / A3                  1,023,290
   20,000                  California State, UT GO Bonds, 5.75%
                           (Original Issue Yield: 6.25%),
                           3/1/2019                                    A / A3                  20,342
   1,000,000               California State, Various Purpose UT
                           GO Bonds, 5.125% (Original Issue
                           Yield: 5.16%), 4/1/2023                     A / A3                  1,040,580
   1,000,000               California State, Various Purpose UT
                           GO Bonds, 5.25%, 11/1/2021                  A / A3                  1,062,490
   400,000                 California Statewide Communities
                           Development Authority, Certificates
                           of Participation , 5.25% (St. Joseph
                           Health System Group, CA)/(Original
                           Issue Yield: 5.47%), 7/1/2021               AA- / Aa3               415,160
   1,000,000               California Statewide Communities
                           Development Authority, Certificates
                           of Participation, 5.50% (Sutter
                           Health)/(FSA INS)/(Original Issue
                           Yield: 5.77%), 8/15/2018                    AAA / Aaa               1,096,160
   500,000          2       California Statewide Communities
                           Development Authority, Revenue Bonds
                           (Series 2001), 6.75% (Saint Mark's
                           School), 6/1/2028                           NR                      514,640
   400,000          2       California Statewide Communities
                           Development Authority, Revenue Bonds
                           (Series 2002), 6.75% (Prospect
                           Sierra School)/(Original Issue
                           Yield: 6.85%), 9/1/2032                     NR                      413,140
   500,000          2       California Statewide Communities
                           Development Authority, Revenue
                           Bonds, 6.50% (Turningpoint School),
                           11/1/2031                                   NR                      514,010
   1,000,000               California Statewide Communities
                           Development Authority, Revenue
                           Bonds, 5.75% (Los Angeles Orthopedic
                           Hospital Foundation)/(AMBAC INS),
                           6/1/2030                                    AAA / Aaa               1,074,180
   500,000                 Capistrano Unified School District,
                           CA Community Facilities District No.
                           90-2, Special Tax Bonds (Series
                           2003), 5.875% (Talega Ranch),
                           9/1/2023                                    NR                      515,465
   450,000                 Central Unified School District, CA,
                           UT GO Bonds (Series 2004A), 5.50%
                           (FGIC INS), 7/1/2022                        AAA / Aaa               497,817
   455,000                 Central Unified School District, CA,
                           UT GO Bonds (Series 2004A), 5.50%
                           (FGIC INS), 7/1/2024                        AAA / Aaa               498,816
   250,000                 Chula Vista, CA Community Facilities
                           District No. 06-1, Special Tax
                           Revenue Bonds (Series 2002A), 6.15%
                           (Eastlake-Woods, Vistas & Land
                           Swap), 9/1/2026                             NR                      259,965
   1,000,000               Daly City, CA HDFA, Mobile Home Park
                           Senior Revenue Bonds (Series 2002A0,
                           5.85% (Franciscan Acquisition
                           Project)/(Original Issue Yield:
                           5.95%), 12/15/2032                          A- / NR                 1,024,990
   1,000,000               El Centro, CA Financing Authority,
                           Insured Hospital Revenue Bonds
                           (Series 2001), 5.25% (El Centro
                           Regional Medical Center)/(California
                           Mortgage Insurance LOC)/(Original
                           Issue Yield: 5.32%), 3/1/2018               A / NR                  1,045,680
   755,000                 El Monte, CA Public Financing
                           Authority, Tax Allocation Revenue
                           Bonds (Series 1998), 5.75% (El
                           Monte, CA Community Redevelopment
                           Agency), 6/1/2028                           NR/NR/BBB-              766,182
   700,000                 Foothill/Eastern Transportation
                           Corridor Agency, CA, (Series 1995A)
                           Senior Lien Toll Road Revenue Bonds,
                           6.50% (U.S. Treasury PRF 1/1/2007
                           @100)/(Original Issue Yield: 6.78%),
                           1/1/2032                                    AAA / #Aaa              761,250
   1,000,000               Foothill/Eastern Transportation
                           Corridor Agency, CA, Toll Road
                           Refunding Revenue Bonds, 5.75%
                           (Original Issue Yield: 5.774%),
                           1/15/2040                                   BBB- / Baa3             1,003,690
   2,000,000               Golden State Tobacco Securitization
                           Corp., CA, Tobacco Settlement
                           Asset-Backed Revenue Bonds (Series
                           2003A-1), 6.75% (Original Issue
                           Yield: 7.00%), 6/1/2039                     BBB / Baa3              2,000,640
   1,000,000               Inglewood, CA Public Financing
                           Authority, Refunding Revenue Bonds
                           (Series 1999A), 5.625% (AMBAC INS),
                           8/1/2016                                    AAA / Aaa               1,115,810
   500,000                 Inland Empire Solid Waste Financing
                           Authority, CA, Revenue Bonds (Series
                           B), 6.25% (Escrowed to Maturity In
                           Treasuries COL), 8/1/2011                   AAA / Aaa               560,840
   500,000                 La Verne, CA, Revenue Certificates
                           of Participation (Series 2003B),
                           6.625% (Brethren Hillcrest
                           Homes)/(Original Issue Yield:
                           6.70%), 2/15/2025                           BBB- / NR               507,715
   1,000,000               Long Beach, CA Bond Financing
                           Authority, Plaza Parking Facility
                           Lease Revenue Bonds, 5.25% (Original
                           Issue Yield: 5.54%), 11/1/2021              A+ / NR                 1,046,860
   495,000                 Los Angeles, CA Community
                           Redevelopment Agency, Housing
                           Revenue Refunding Bonds (Series A),
                           6.55% (AMBAC INS), 1/1/2027                 AAA / Aaa               505,425
   255,000          3      Los Angeles, CA Department of Water
                           & Power, Revenue Refunding Bonds,
                           6.125% (Los Angeles, CA Department
                           of Water & Power (Electric/Power
                           System)), 2/15/2019                         AA- / Aa3               259,756
   745,000                 Los Angeles, CA Department of Water
                           & Power, Revenue Refunding Bonds,
                           6.125% (Los Angeles, CA Department
                           of Water & Power (Electric/Power
                           System))/(U.S Treasury PRF,
                           2/15/2005 @101), 2/15/2019                  AA- / #Aaa              758,894
   1,000,000               Oakland, CA Unified School District,
                           UT GO (Series 2000F), 5.60% (MBIA
                           Insurance Corp. INS)/(Original Issue
                           Yield: 5.63%), 8/1/2019                     AAA / Aaa               1,108,450
   500,000                 Orange County, CA Community
                           Facilities District No. 2000-1,
                           Special Tax Bonds (Series 2000A),
                           6.25% (Ladera Ranch)/(Original Issue
                           Yield: 6.28%), 8/15/2030                    NR                      529,800
   400,000                 Orange County, CA Community
                           Facilities District No. 2000-1,
                           Special Tax Bonds (Series 2002A),
                           6.00% (Ladera Ranch)/(Original Issue
                           Yield: 6.03%), 8/15/2032                    NR                      416,168
   500,000                 Orange County, CA Community
                           Facilities District No. 2000-1,
                           Special Tax Bonds (Series 2004A),
                           5.625% (Ladera Ranch)/(Original
                           Issue Yield: 5.65%), 8/15/2034              NR                      508,210
   1,000,000               Oxnard, CA Union High School
                           District, Refunding UT GO Bonds
                           (Series 2001A), 6.20% (MBIA
                           Insurance Corp. INS), 8/1/2030              AAA / Aaa               1,140,080
   500,000                 Perris, CA Public Financing
                           Authority, Tax Allocation Revenue
                           Bonds (Series 2001A), 5.75%
                           (Original Issue Yield: 5.85%),
                           10/1/2031                                   A- / NR                 518,350
   900,000                 Port of Oakland, CA, Revenue Bonds
                           (Series 1997G), 5.50% (MBIA
                           Insurance Corp. INS)/(Original Issue
                           Yield: 5.83%), 11/1/2017                    AAA / Aaa               964,422
   1,000,000               Port of Oakland, CA, Revenue Bonds
                           (Series 2000K), 5.75% (FGIC
                           INS)/(Original Issue Yield: 5.78%),
                           11/1/2020                                   AAA / Aaa               1,087,980
   1,000,000               Rancho Mirage Joint Powers Financing
                           Authority, CA, Revenue Bonds (Series
                           2004), 5.875% (Eisenhower Medical
                           Center), 7/1/2026                           NR / A3                 1,062,030
   2,000,000               Richmond, CA, Wastewater Revenue
                           Bonds (Series 1999), 5.80% (FGIC
                           INS), 8/1/2018                              AAA / Aaa               2,243,400
   1,395,000               Sacramento, CA Unified School
                           District, UT GO Bonds (Series A),
                           6.00% (U.S. Treasury PRF 7/1/2009
                           @102), 7/1/2025                             NR / Aa3                1,618,605
   1,000,000               San Bernardino County, CA Housing
                           Authority, Multifamily Mortgage
                           Revenue Bonds (Series 2001A), 6.70%
                           (Glen Aire Park)/(GNMA
                           Collateralized Home Mortgage Program
                           GTD), 12/20/2041                            NR / Aaa                1,063,200
   350,000                 San Bernardino County, CA Housing
                           Authority, Subordinated Revenue
                           Bonds, 7.25% (Glen Aire Park &
                           Pacific Palms), 4/15/2042                   NR                      324,509
   400,000                 San Bernardino, CA Joint Powers
                           Financing Authority, Tax Allocation
                           Refunding Revenue Bonds, 6.625%,
                           4/1/2026                                    NR                      413,960
   1,000,000               San Diego County, CA, Certificates
                           of Participation, 5.25% (University
                           of San Diego)/(Original Issue Yield:
                           5.47%), 10/1/2021                           NR / A2                 1,048,750
   300,000                 San Dimas, CA Housing Authority,
                           Mobile Home Park Revenue Bonds
                           (Series 1998A), 5.70% (Charter Oak
                           Mobile Home Estates Acquisition
                           Project)/(Original Issue Yield:
                           5.90%), 7/1/2028                            NR                      303,138
   300,000                 San Francisco, CA City & County
                           Airport Commission, Second Series
                           Revenue Bonds (Issue 12A), 5.90%
                           (San Francisco International
                           Airport)/(Original Issue Yield:
                           5.97%), 5/1/2026                            A / A1                  305,883
   400,000                 San Francisco, CA City & County
                           Redevelopment Agency Community
                           Facilities District No. 6, Special
                           Tax Revenue Bonds, 6.625% (Mission
                           Bay South), 8/1/2027                        NR                      419,020
   1,000,000               San Jose, CA Unified School
                           District, Certificates of
                           Participation, 5.75% (MBIA Insurance
                           Corp. INS)/(Original Issue Yield:
                           5.85%), 6/1/2020                            AAA / Aaa               1,083,450
   500,000                 San Mateo, CA Redevelopment Agency,
                           Merged Area Tax Allocation Bonds
                           (Series 2001A), 5.50% (Original
                           Issue Yield: 5.55%), 8/1/2022               A- / Baa1               524,975
   1,000,000               Santa Clara County, CA Housing
                           Authority, Multifamily Housing
                           Revenue Bonds (Series 2001A), 5.85%
                           (River Town Apartments Project),
                           8/1/2031                                    NR / A3                 1,004,870
   1,000,000               Semitropic Improvement and Water
                           Storage Districts, CA, Revenue Bonds
                           (Series 2004A), 5.25% (XL Capital
                           Assurance Inc. INS), 12/1/2024              AAA / Aaa               1,066,930
   1,500,000               Simi Valley, CA PFA, Lease Revenue
                           Bonds (Series 1995), 5.75% (AMBAC
                           INS), 9/1/2015                              AAA / Aaa               1,680,975
   1,000,000               South Orange County, CA Public
                           Financing Authority, 1999
                           Reassessment Revenue Bonds, 5.80%
                           (FSA INS)/(Original Issue Yield:
                           5.85%), 9/2/2018                            NR / Aaa                1,123,390
   400,000                 Stockton, CA Community Facilities
                           District No. 2001-1, Special Tax
                           Revenue Bonds, 6.375% (Spanos Park
                           West)/(Original Issue Yield: 6.43%),
                           9/1/2032                                    NR                      415,848
   1,400,000               Stockton, CA, Certificates of
                           Participation (Series 1999), 5.875%
                           (Original Issue Yield: 5.90%),
                           8/1/2019                                    A / NR                  1,506,540
   400,000                 Stockton, CA, Health Facility
                           Revenue Bonds (Series 1997A), 5.70%
                           (Dameron Hospital Association),
                           12/1/2014                                   BBB+ / NR               419,740
   1,000,000               Torrance, CA, Hospital Revenue Bonds
                           (Series 2001 A), 5.50% (Torrance
                           Memorial Medical Center)/(Original
                           Issue Yield: 5.65%), 6/1/2031               A+ / A1                 1,030,020
   1,000,000               Trustees of the California State
                           University, Systemwide Revenue Bonds
                           (Series 2002), 5.375% (AMBAC INS),
                           11/1/2018                                   AAA / Aaa               1,097,700
   1,000,000               Vallejo, CA Unified School District,
                           UT GO Bonds, 5.90% (MBIA Insurance
                           Corp. INS), 2/1/2021                        AAA / Aaa               1,188,230
   1,000,000               Vista, CA Community Development
                           Commission, Tax Allocation Bonds
                           (Series 2001), 5.80% (Vista
                           Redevelopment Project
                           Area)/(Original Issue Yield: 5.85%),
                           9/1/2030                                    BBB+ / NR               1,030,910
   965,000                 Walnut, CA Public Financing
                           Authority, Tax Allocation Revenue
                           Bonds (Series 2002), 5.375% (Walnut
                           Improvement Project)/(AMBAC INS),
                           9/1/2019                                    AAA / Aaa               1,049,930
   500,000                 Watsonville, CA, Insured Hospital
                           Revenue Refunding Bonds (Series
                           1996A), 6.20% (Watsonville Community
                           Hospital)/(Escrowed to Maturity In
                           Treasuries COL)/(Original Issue
                           Yield: 6.225%), 7/1/2012                    NR                      574,765
   1,000,000               Whittier, CA, Health Facilities
                           Revenue Bonds, 5.75% (Presbyterian
                           Intercommunity Hospital)/(Original
                           Issue Yield: 5.80%), 6/1/2031               A / NR                  1,049,190
                           Total                                                               74,016,305
                           Puerto Rico--2.5%
   1,000,000       2,4      Puerto Rico Electric Power
                           Authority, Drivers (Series 266),
                           9.0622% (FSA INS), 7/1/2015                 AAA / NR                1,294,940
   595,000                 Puerto Rico Industrial, Tourist,
                           Educational, Medical & Environmental
                           Control Facilities Financing
                           Authority, Cogeneration Facility
                           Revenue Bonds (Series 2000A), 6.625%
                           (AES Puerto Rico Project)/(Original
                           Issue Yield: 6.65%), 6/1/2026               NR / Baa3               642,124
                           Total                                                               1,937,064
                           Total Municipal Bonds (identified
                           cost $71,817,678)                                                   75,953,369
                           SHORT-Term Municipals--0.8%
                           California--0.8%
   600,000                 Metropolitan Water District of
                           Southern California, (Series 2001
                           B-1) Weekly VRDNs (Dexia Credit
                           Local LIQ) (AT AMORTIZED COST)              AA+ / Aa2               600,000
                           Total Investments -98.8%
                           identified cost $72,417,678)6                                       76,553,369
                           OTHER ASSETS AND LIABILITIES - NET
                           -1.2%                                                               937,379
                           TOTAL NET ASSETS--100%                                         $    77,490,748

     Securities that are subject to the federal alternative minimum tax (AMT) represents 15.0% of the Fund's portfolio as calculated based upon total portfolio market value. (percentage is unaudited)

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $3,507,287 which represents 4.5% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November
     30, 2004, the Fund had realized gains on future contracts of $57,717.

       At November 30, 2004, the Fund had the following open futures contract:


       Expiration Date    Contracts to Receive    Position    Unrealized Depreciation
       December 2004      55 U.S. Treasury        Short       $(3,798)
                          10-Year note Futures




4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria  approved by the Fund's Board of Trustees  (the  "Trustees").  At November  30,  2004,  these  securities
     amounted  to  $2,065,497   which  represents  2.7%  of  total  net  assets.
     Additional  information  on  restricted  securities,  excluding  securities purchased  under Rule 144A that have been  deemed  liquid by the  Trustees, held at November 30, 2004 is as follows:


       Security                                                 Acquisition Date  Acquisition Cost

       California PCFA, Solid Waste Disposal
       Revenue Bonds, 5.125% TOBs (Waste Management Inc.),
       Mandatory Tender 5/1/2014, Maturity 7/1/2031             4/30/2004             $750,000


       California Statewide Communities Development
       Authority, Revenue Bonds (Series 2001), 6.75%
       (Saint Mark's School), 6/1/2028                          7/3/2001              $500,000

       California Statewide Communities Development
       Authority, Revenue Bonds (Series 2002), 6.75%
       (Prospect Sierra School)/(Original Issue
       Yield: 6.85%), 9/1/2032                                  5/10/2002             $400,000

       California Statewide Communities Development
       Authority, Revenue Bonds, 6.50%
       (Turningpoint School), 11/1/2031                         3/23/2001             $500,000

       Puerto Rico Electric Power Authority,
       Drivers (Series 266), 9.                                 6/27/2002             $1,205,826
       0622% (FSA INS), 7/1/2015


5    The cost of investments  for federal tax purposes  amounts to  $72,413,896.
     The net  unrealized  appreciation  for federal tax purpose was  $4,139,473.
     This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,224,429 and net unrealized depreciation from investments for those securities having as excess of cost over value of $84,956.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the
"Trustees").

The following acronyms are used throughout this portfolio:

AMBAC         --American Municipal Bond Assurance Corporation
COL           --Collateralized
FGIC          --Financial Guaranty Insurance Company
FSA           --Financial Security Assurance
GNMA          --Government National Mortgage Association
GO            --General Obligation
GTD           --Guaranteed
HDFA          --Housing Development Finance Authority
HFA           --Housing Finance Authority
INS           --Insured
LIQ           --Liquidity Agreement
LOC           --Letter of Credit
PCFA          --Pollution Control Finance Authority
PFA           --Public Facility Authority
PRF           --Prerefunded
SFM           --Single Family Mortgage
TOBs          --Tender Option Bonds
UT            --Unlimited Tax
VRDNs         --Variable Rate Demand Notes









Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2004 (unaudited)


   Principal                                                        Credit
   Amount                                                           Rating     1        Value
                        Municipal Bonds --99.3%
                        Michigan--99.3%
$  500,000              Anchor Bay, MI School District,
                        Refunding UT GO Bonds (Series III),
                        5.50% (Q-SBLF GTD), 5/1/2014                AA+ / Aa1     $     558,875
   1,000,000            Anchor Bay, MI School District,
                        Refunding UT GO Bonds (Series III),
                        5.50% (Q-SBLF GTD), 5/1/2017                AA+ / Aa1           1,108,780
   365,000              Anchor Bay, MI School District,
                        School Building & Site  UT GO Bonds
                        (Series II), 6.125% (FGIC INS)
                        (Q-SBLF GTD), 5/1/2011                      AAA / Aaa           424,016
   500,000              Anchor Bay, MI School District,
                        School Building & Site UT GO Bonds,
                        5.00% (Q-SBLF GTD), 5/1/2012                AA+ / Aa1           547,425
   1,070,000            Anchor Bay, MI School District, UT
                        GO Bonds (Series 1999I), 5.75% (U.
                        S. Treasury PRF 5/01/2009 @ 100
                        )/(Original Issue Yield: 5.80%),
                        5/1/2014                                    AAA / Aaa           1,197,875
   500,000              Ann Arbor, MI Public School
                        District, Refunding UT GO Bonds,
                        5.00%
                        (Q-SBLF GTD), 5/1/2011                      AA+ / Aa1           547,650
   600,000              Avondale, MI School District,
                        School Building & Site UT GO Bonds,
                        5.00% (Q-SBLF GTD), 5/1/2009                AA+ / Aa1           651,612
   500,000              Avondale, MI School District,
                        School Building & Site UT GO Bonds,
                        5.00% (Q-SBLF GTD), 5/1/2010                AA+ / Aa1           545,535
   250,000              Big Rapids, MI Public School
                        District, UT GO Bonds, 7.30% (FGIC
                        INS) (Q-SBLF GTD) , 5/1/2005                AAA / Aaa           255,445
   1,500,000            Bishop, MI International Airport
                        Authority, Revenue Bonds (Series
                        199B), 5.125% (American Capital
                        Access INS)/(Original Issue Yield:
                        5.25%), 12/1/2017                           A / NR              1,537,740
   1,090,000            Boyne City, MI Public School
                        District, UT GO Bonds, 5.60% (FGIC
                        INS) (U.S .Treasury PRF 5/1/2009 @
                        100)/(Original Issue Yield: 5.227%)
                        /(Original Issue Yield: 5.70%),
                        5/1/2014                                    AAA / Aaa           1,203,076
   1,215,000            Bridgeport Spaulding, MI Community
                        School District, UT GO Bonds, 5.50%
                        (Q-SBLF GTD), 5/1/2015                      AA+ / Aa1           1,353,145
   1,125,000            Brighton Township, MI, LT GO
                        Sanitary Sewer Drainage District,
                        5.25% (FSA  INS)/(Original Issue
                        Yield: 5.68%), 10/1/2020                    AAA / Aaa           1,203,513
   2,050,000            Caledonia, MI Community Schools, UT
                        GO Bonds, 5.40% (Q-SBLF GTD)/
                        (Original Issue Yield: 5.48%),
                        5/1/2018                                    AA+ / Aa1           2,233,844
   860,000              Central Michigan University,
                        Revenue Bonds, 5.20% (FGIC INS)
                        (U.S .Treasury PRF 4/1/2007 @
                        101)/(Original Issue Yield:
                        5.227%), 10/1/2009                          AAA / Aaa           924,224
   1,775,000            Charles Stewart Mott Community
                        College, MI, Building & Improvement
                        UT GO Bonds, 5.50% (FGIC
                        INS)/(Original Issue Yield: 5.63%),
                        5/1/2018                                    AAA / Aaa           1,944,690
   1,070,000            Charlevoix, MI Public School
                        District, Refunding UT GO Bonds,
                        5.25% (Q-SBLF GTD), 5/1/2014                AA+ / Aa1           1,177,321
   1,245,000            Charlevoix, MI Public School
                        District, Refunding UT GO Bonds,
                        5.25% (Q-SBLF GTD), 5/1/2016                AA+ / Aa1           1,353,576
   1,690,000            Chippewa Valley, MI Schools,
                        Refunding UT GO Bonds, 5.00%
                        (Q-SBLF GTD), 5/1/2009                      AA+ / Aa1           1,835,373
   1,775,000            Chippewa Valley, MI Schools, School
                        Building & Site Refunding Bonds,
                        5.50% (Q-SBLF GTD), 5/1/2015                AA+ / Aa1           1,976,818
   1,000,000            Cornell Township MI, Economic
                        Development Corp., Refunding
                        Revenue Bonds, 5.875% (MeadWestvaco         BBB /
                        Corp.), 5/1/2018                            Baa2                1,068,390
   2,665,000            Detroit, MI City School District,
                        UT GO Bonds (Series 2001A), 5.50%
                        (Q-SBLF GTD), 5/1/2009                      AA+ / Aa1           2,949,116
   1,000,000            Detroit, MI Sewage Disposal System,
                        Senior Lein Refunding Revenue Bonds
                        (Series 2003A), 5.00% (FSA INS),
                        7/1/2009                                    AAA / Aaa           1,087,530
   500,000              Detroit, MI Water Supply System,
                        Second Lien Revenue Bonds (Series
                        1995A), 5.10% (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.20%),
                        7/1/2007                                    AAA / Aaa           533,190
   1,000,000            Detroit, MI Water Supply System,
                        Senior Lein Prerefunded Revenue
                        Bonds (Series 1999A), 5.75% (FGIC
                        INS) (U.S. Treasury PRF 1/1/2010 @
                        101)/(Original Issue Yield: 5.84%),
                        7/1/2019                                    AAA / Aaa           1,135,620
   1,000,000            Detroit, MI, Convention Facility
                        Special Tax Revenue Refunding Bonds
                        (Series 2003), 5.00% (Cobo Hall
                        Project)/(MBIA Insurance Corp.
                        INS), 9/30/2009                             AAA / Aaa           1,087,680
   1,335,000            Detroit, MI, Refunding UT GO Bonds,
                        5.75% (FSA INS), 4/1/2010                   AAA / Aaa           1,484,106
   200,000              Detroit, MI, Refunding UT GO Bonds,
                        5.00% (AMBAC INS)/(Original Issue
                        Yield: 5.10%), 5/1/2005                     AAA / Aaa           202,494
   1,000,000            Detroit, MI, UT GO Bonds (Series
                        1999A), 5.00% (FSA INS)/(Original
                        Issue Yield: 5.16%), 4/1/2019               AAA / Aaa           1,049,040
   1,000,000            Detroit, MI, UT GO Bonds (Series
                        2001A-1), 5.375% (MBIA Insurance
                        Corp. INS), 4/1/2017                        AAA / Aaa           1,095,250
   1,000,000            Detroit, MI, UT GO Refunding Bonds,
                        5.25% (AMBAC INS)/(Original Issue
                        Yield: 5.29%), 5/1/2008                     AAA / Aaa           1,084,950
   1,000,000            Detroit/Wayne County, MI Stadium
                        Authority, Revenue Bonds, 5.25%
                        (FGIC INS)/(Original Issue Yield:
                        5.55%), 2/1/2011                            AAA / Aaa           1,075,110
   1,000,000            Dickinson County, MI Economic
                        Development Corp., Refunding
                        Environmental Improvement Revenue
                        Bonds (Series 2002A) , 5.75%                BBB /
                        (International Paper Co.), 6/1/2016         Baa2                1,075,230
   2,000,000            Dickinson County, MI Economic
                        Development Corp., Refunding PCR
                        Bonds (Series 2004A), 4.80%                 BBB /
                        (International Paper Co.), 11/1/2018        Baa2                1,999,120
   1,925,000            East Grand Rapids, MI Public School
                        District, Refunding UT GO Bonds
                        (Series 2001), 5.50% (Q-SBLF GTD),
                        5/1/2019                                    AA+ / Aa1           2,119,002
   315,000              East Lansing, MI, UT GO Refunding
                        Bonds (Series 1993B), 4.85%,
                        10/1/2007                                   AA / A1             317,781
   1,000,000            Ecorse, MI Public School District,
                        UT GO Bonds, 5.50% (FGIC INS)
                        (Q-SBLF GTD)/(Original Issue Yield:
                        5.59%), 5/1/2017                            AAA / Aaa           1,089,510
   1,100,000            Farmington, MI Public School
                        District, UT GO Bonds, 4.00%
                        (Q-SBLF GTD)/(Original Issue Yield:
                        4.27%), 5/1/2009                            AA+ / Aa1           1,149,324
   675,000              Ferris State University, MI,
                        Revenue Bonds, 5.40% (AMBAC INS)
                        (U. S. Treasury PRF 4/1/2007 @
                        101)/(Original Issue Yield: 5.45%),
                        10/1/2009                                   AAA / Aaa           728,467
   1,000,000            Forest Hills, MI Public School,
                        Refunding UT GO Bonds, 5.00%,
                        5/1/2012                                    AA / Aa2            1,098,270
   2,000,000            Forest Hills, MI Public School, UT
                        GO Bonds, 5.25% (Original Issue
                        Yield: 5.50%), 5/1/2019                     NR / Aa2            2,153,760
   1,075,000            Gibraltar, MI School District,
                        School Building & Site UT GO Bonds,
                        5.00% (FGIC INS) (Q-SBLF GTD),
                        5/1/2012                                    AAA / Aaa           1,180,640
   1,600,000            Grand Blanc, MI Community Schools,
                        School Building & Site UT GO Bonds,
                        5.00% (FSA INS) (Q-SBLF GTD),
                        5/1/2009                                    AAA / Aaa           1,740,400
   1,440,000            Grand Blanc, MI Community Schools,
                        School Building & Site UT GO Bonds,
                        5.00% (FSA INS) (Q-SBLF GTD),
                        5/1/2014                                    AAA / Aaa           1,581,091
   1,000,000            Grand Blanc, MI Community Schools,
                        School Building & Site UT GO Bonds,
                        5.00% (FSA INS) (Q-SBLF GTD),
                        5/1/2015                                    AAA / Aaa           1,088,050
   200,000              Grand Rapids, MI Downtown
                        Development Authority, Tax
                        Increment Revenue Bonds, 6.60%
                        (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 6.70%),
                        6/1/2008                                    AAA / Aaa           204,744
   1,000,000            Harper Creek, MI Community School
                        District, UT GO Bonds, 5.125%
                        (Q-SBLF GTD)/(Original Issue Yield:
                        5.21%), 5/1/2021                            AA+ / Aa1           1,056,440
   1,000,000            Hartland, MI Consolidated School
                        District, Refunding UT GO Bonds,
                        5.375% (Q-SBLF GTD), 5/1/2016               AA+ / Aa1           1,095,500
   1,650,000            Hartland, MI Consolidated School
                        District, UT GO Bonds, 5.75%
                        (Q-SBLF GTD), 5/1/2010                      AA+ / Aa1           1,861,448
   1,315,000            Hazel Park, MI School District, UT
                        GO Bonds, 5.00% (Q-SBLF GTD),
                        5/1/2013                                    AA+ / Aa1           1,425,697
   1,660,000            Hemlock, MI Public School District,
                        UT GO Bonds, 5.50% (Q-SBLF GTD),
                        5/1/2018                                    AA+ / Aa1           1,833,204
   1,375,000            Howell, MI Public Schools,
                        Refunding UT GO Bonds (Series
                        2001), 5.25% (Q-SBLF GTD), 5/1/2014         AA+ / Aa1           1,510,988
   1,575,000            Howell, MI Public Schools,
                        Refunding UT GO Bonds, 5.25%
                        (Q-SBLF GTD), 5/1/2017                      AA+ / Aa1           1,706,954
   2,000,000            Howell, MI Public Schools, UT GO
                        Bonds, 5.875% (MBIA Insurance Corp.
                        INS) (U. S. Treasury PRF 5/1/2009 @
                        100)/(Original Issue Yield: 5.95%),
                        5/1/2022                                    AAA / Aaa           2,248,880
   250,000              Iron Mountain, MI, LT GO Tax
                        Allocation Bonds, 5.00% (AMBAC
                        INS)/
                        (Original Issue Yield: 5.35%),
                        5/1/2005                                    AAA / Aaa           253,180
   2,000,000            Jackson County, MI Public Schools,
                        UT GO Bonds, 5.60% (FGIC INS) (U.S.
                        Treasury PRF 5/1/2010 @
                        100)/(Original Issue Yield: 5.70%),
                        5/1/2019                                    AAA / Aaa           2,248,460
   1,575,000            Jenison, MI Public Schools, UT GO
                        Refunding  Bonds, 5.25% (FGIC INS),
                        5/1/2011                                    AAA / Aaa           1,751,510
   1,350,000            Kalamazoo, MI City School District,
                        Building & Site UT GO Bonds, 5.00%
                        (FSA INS), 5/1/2013                         AAA / Aaa           1,455,341
   500,000              Kent County, MI Building Authority,
                        LT GO Refunding Bonds, 5.00%
                        (Original Issue Yield: 5.10%),
                        12/1/2006                                   AAA / Aaa           514,700
   500,000              Kent County, MI Building Authority,
                        Refunding LT GO Bonds, 5.10%
                        (Original Issue Yield: 5.20%),
                        12/1/2007                                   AAA / Aaa           515,010
   1,345,000            Kent County, MI, Capital
                        Improvement LT GO Bonds (Series
                        2004A), 5.00%, 12/1/2020                    AAA / Aaa           1,436,110
   1,000,000            Kent Hospital Finance Authority,
                        MI, Revenue Bonds, 5.50% (Spectrum
                        Health), 1/15/2015                          AA / Aa3            1,081,740
   1,925,000            Lake Fenton, MI Community Schools,
                        UT GO Bonds, 5.50% (Q-SBLF GTD),
                        5/1/2017                                    AA+ / Aa1           2,134,402
   1,000,000            Lake Orion, MI School District,
                        Prerefunded UT GO Bonds (Series
                        2000A), 5.75% (FGIC INS) (U.S
                        Treasury PRF 5/1/2010 @
                        100)/(Original Issue Yield: 5.89%),
                        5/1/2015                                    AAA / Aaa           1,131,660
   1,700,000            Lake Superior State University, MI,
                        General Revenue Bonds, 5.50% (AMBAC
                        INS), 11/15/2021                            AAA / Aaa           1,870,425
   1,500,000            Lakeshore, MI Public Schools, UT GO
                        Bonds, 5.70% (MBIA Insurance Corp.
                        INS)(U.S. Treasury PRF  5/1/2005 @
                        101)/(Original Issue Yield: 5.92%),
                        5/1/2022                                    AAA / Aaa           1,538,160
   1,000,000      2     Lanse Creuse, MI Public Schools, UT
                        GO Bonds (Series 2000), 5.40% (FGIC
                        INS)/(Original Issue Yield: 5.50%),
                        5/1/2016                                    AAA / Aaa           1,092,770
   500,000              Lansing, MI Sewer Disposal System,
                        Refunding Revenue Bonds, 5.00%
                        (FGIC INS), 5/1/2011                        AAA / Aaa           548,860
   1,000,000            Madison, MI District Public
                        Schools, Refunding UT GO Bonds,
                        5.50% (FGIC INS) (Q-SBLF GTD),
                        5/1/2015                                    AAA / Aaa           1,092,120
   1,000,000            Marquette, MI Hospital Finance
                        Authority, Hospital Revenue
                        Refunding Bonds (1996 Series D),
                        5.30% (Marquette General Hospital,
                        MI)/(FSA INS), 4/1/2005                     AAA / Aaa           1,011,060
   2,000,000            Mattawan, MI Consolidated School
                        District, UT GO Bonds, 5.65% (FSA
                        INS)(Q-SBLF GTD)/(Original Issue
                        Yield: 5.67%), 5/1/2018                     AAA / Aaa           2,212,100
   1,350,000            Michigan Higher Education Student
                        Loan Authority, Student Loan
                        Revenue Bonds, (Series XVII-A),
                        5.65% (AMBAC INS), 6/1/2010                 AAA / Aaa           1,409,549
   1,500,000            Michigan Municipal Bond Authority,
                        Refunding Revenue Bonds (Series
                        2002), 5.25% (Clean Water Revolving
                        Fund), 10/1/2008                            AAA / Aaa           1,642,170
   1,000,000            Michigan Municipal Bond Authority,
                        Revenue Bonds (Series 2003C), 5.00%
                        (Local Government Loan Program),
                        5/1/2008                                    AA+ / Aa1           1,077,510
   1,200,000            Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.25% (Clean Water
                        Revolving Fund), 10/1/2009                  AAA / Aaa           1,326,060
   1,000,000            Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.75% (Clean Water
                        Revolving Fund), 10/1/2015                  AAA / Aaa           1,137,610
   1,455,000            Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.25% (Drinking
                        Water Revolving Fund), 10/1/2007            AAA / Aaa           1,567,370
   810,000              Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.50% (State
                        Revolving Fund), 10/1/2006                  AAA / Aaa           856,842
   2,190,000            Michigan Municipal Bond Authority,
                        Revenue Bonds, 5.625% (Drinking
                        Water Revolving Fund), 10/1/2013            AAA / Aaa           2,479,080
   2,500,000            Michigan Public Power Agency, Belle
                        River Project Refunding Revenue
                        Bonds (Series 2002A), 5.25% (MBIA
                        Insurance Corp. INS), 1/1/2010              AAA / Aaa           2,752,900
   500,000              Michigan Public Power Agency,
                        Campbell Project Refunding Revenue
                        Bonds (Series 1997A), 5.50% (AMBAC
                        INS), 1/1/2006                              AAA / Aaa           517,465
   1,000,000            Michigan State Building Authority,
                        Facilities Program Refunding
                        Revenue Bonds (Series 2001I) ,
                        5.50%, 10/15/2019                           AA / Aa2            1,103,110
   1,000,000            Michigan State Building Authority,
                        Revenue Bonds, 5.00% (State Police
                        Communication System)/(MBIA
                        Insurance Corp. INS), 10/1/2008             AAA / Aaa           1,084,580
   500,000              Michigan State Building Authority,
                        Revenue Refunding Bonds, 3.40%
                        (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 3.45%),
                        10/1/2009                                   AAA / Aaa           510,400
   1,100,000            Michigan State Building Authority,
                        Revenue Refunding Bonds, (Series
                        1), 4.75% (Original Issue Yield:
                        4.98%), 10/15/2018                          AA / Aa2            1,129,293
   2,270,000            Michigan State Building Authority,
                        State Police Communications Revenue
                        Bonds, 5.50% (Escrowed to maturity
                        U.S.Treasury COL), 10/1/2008                AA / Aa3            2,507,465
   1,000,000            Michigan State Building Authority,
                        State Police Communications Revenue
                        Bonds, 5.50% (Escrowed to maturity
                        U.S.Treasury COL), 10/1/2008                AA / Aa3            1,104,610
   1,000,000            Michigan State Comprehensive
                        Transportation Board, Revenue Bonds
                        (Series 2002B), 5.00% (FSA INS),
                        5/15/2008                                   AAA / Aaa           1,078,740
   1,500,000            Michigan State Hospital Finance
                        Authority, Hospital Refunding
                        Revenue Bonds (Series 2003A), 5.50%
                        (Henry Ford Health System, MI),
                        3/1/2013                                    A- / A1             1,642,605
   1,000,000            Michigan State Hospital Finance
                        Authority, Hospital Refunding
                        Revenue Bonds, 5.75% (Sparrow
                        Obligated Group, MI), 11/15/2016            A / A1              1,079,730
   750,000              Michigan State Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series 1993A), 5.20% (McLaren
                        Health Care Corp.)/(Original Issue
                        Yield: 5.25%), 10/15/2006                   NR / A1             758,925
   60,000               Michigan State Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series 1993P), 4.90% (Sisters of
                        Mercy Health System)/(MBIA
                        Insurance Corp. INS), / (Original
                        Issue Yield: 5.10%), 8/15/2005              AAA / Aaa           60,983
   1,000,000            Michigan State Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series 1998A), 4.90% (St. John
                        Hospital, MI)/(AMBAC INS)
                        (U.S.Treasury  PRF 5/15/2008 @
                        101)/(Original Issue Yield: 5.05%),
                        5/15/2013                                   AAA / Aaa           1,069,150
   1,300,000            Michigan State Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series 2002A), 5.50% (Crittenton
                        Hospital, MI), 3/1/2016                     A+ / A2             1,388,231
   1,175,000            Michigan State Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series A), 6.00% (Trinity
                        Healthcare Credit Group)/(Original
                        Issue Yield: 6.14%), 12/1/2020              AA- / Aa3           1,286,190
   1,000,000            Michigan State Hospital Finance
                        Authority, Revenue & Refunding
                        Bonds (Series 1998A), 5.10%
                        (McLaren Health Care
                        Corp.)/(Original Issue Yield:
                        5.15%), 6/1/2013                            NR / A1             1,038,410
   2,000,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds (Series
                        1993P), 5.375% (Sisters of Mercy
                        Health System)/(MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.55%), 8/15/2014                           AAA / Aaa           2,214,920
   1,325,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds (Series
                        1997W), 5.00% (Mercy Health
                        Services)/(Escrowed to maturity
                        U.S.Treasury COL)/(Original Issue
                        Yield: 5.26%), 8/15/2011                    NR / Aa2            1,423,050
   2,000,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds (Series
                        1999A), 6.00% (Ascension Health
                        Credit Group)/(MBIA Insurance Corp.
                        INS), 11/15/2011                            AAA / Aaa           2,239,000
   1,500,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds, 5.00%
                        (Oakwood Obligated Group), 11/1/2010        A / A2              1,605,240
   480,000              Michigan State Hospital Finance
                        Authority, Revenue Bonds, 5.20%
                        (Sparrow Obligated Group, MI)/(MBIA
                        Insurance Corp. INS), 11/15/2007            AAA / Aaa           512,942
   450,000              Michigan State Hospital Finance
                        Authority, Revenue Bonds, 5.30%
                        (Sparrow Obligated Group, MI)/(MBIA
                        Insurance Corp. INS), 11/15/2008            AAA / Aaa           479,588
   450,000              Michigan State Hospital Finance
                        Authority, Revenue Bonds, 5.40%
                        (Sparrow Obligated Group, MI)/(MBIA
                        Insurance Corp. INS), 11/15/2009            AAA / Aaa           477,819
   1,000,000            Michigan State Hospital Finance
                        Authority, Revenue Refunding Bonds,
                        5.00% (Chelsea Community
                        Hospital)/(Original Issue Yield:
                        5.30%), 5/15/2012                           BBB / NR            995,730
   2,180,000            Michigan State Hospital Finance
                        Authority, Revenue Refunding Bonds,
                        Series A, 5.00% (Detroit Medical
                        Center Obligated Group)/(AMBAC
                        INS), 8/15/2005                             AAA / Aaa           2,224,472
   600,000              Michigan State Hospital Finance
                        Authority, Revenue Refunding Bonds,
                        (Series A), 5.10% (Henry Ford
                        Health System, MI)/(Original Issue
                        Yield: 5.20%), 11/15/2007                   A- / A1             628,842
   1,400,000            Michigan State Hospital Finance
                        Authority, Revenue Refunding Bonds,
                        (Series A), 5.50% (MidMichigan
                        Obligated Group)/(FSA INS), 6/1/2008        AAA / Aaa           1,527,246
   565,000              Michigan State Housing Development
                        Authority, Limited Obligation
                        Multifamily Housing Revenue
                        Refunding Bonds (Series 2000A),
                        6.30% (Oakbrook Villa
                        Townhomes)/(GNMA Collateralized
                        Home Mortgage Program GTD),
                        7/20/2019                                   NR / Aaa            605,720
   1,000,000            Michigan State Housing Development
                        Authority, SFM Revenue Bonds
                        (Series 2001A), 5.30% (MBIA
                        Insurance Corp. INS), 12/1/2016             AAA / Aaa           1,048,160
   10,000               Michigan State South Central Power
                        Agency, Power Supply System Revenue
                        Pre-Refunded Bond, 5.80% (MBIA
                        Insurance Corp. INS)/(Original
                        Issue Yield: 5.90%), 11/1/2005              AAA / Aaa           10,339
   390,000              Michigan State South Central Power
                        Agency, Power Supply System
                        RevenueRefunding Bonds, 5.80% (MBIA
                        Insurance Corp. INS)/(Original
                        Issue Yield: 5.90%), 11/1/2005              AAA / Aaa           403,131
   820,000              Michigan State Strategic Fund,
                        Revenue Bonds (Series 2004), 5.00%
                        (NSF International), 8/1/2013               A- / NR             873,341
   2,000,000            Michigan State Strategic Fund,
                        Revenue Bonds, 4.25% TOBs (Republic
                        Services, Inc.), Mandatory Tender
                        4/1/2014, Maturity 08/01/31                 BBB+ / NR           1,919,360
   175,000              Michigan State Strategic Fund,
                        Revenue Bonds, 5.30% (Porter Hills
                        Presbyterian Village,
                        Inc.)/(Original Issue Yield:
                        5.422%), 7/1/2018                           BBB+ / NR           178,103
   325,000              Michigan State Strategic Fund,
                        Revenue Bonds, 5.30% (Porter Hills
                        Presbyterian Village,
                        Inc.)/(U.S.Treasury PRF  7/1/2008
                        @101)/(Original Issue Yield:
                        5.422%), 7/1/2018                           BBB+ / NR           357,403
   1,105,000            Michigan State Strategic Fund,
                        Revenue Bonds, (Series A), 5.40%
                        (NSF International)/(U.S Treasury
                        PRF 8/1/2007 @101), 8/1/2010                NR / Aa3            1,197,400
   1,065,000            Michigan State Strategic Fund,
                        Revenue Bonds, (Series A), 5.50%
                        (NSF International)/(U.S.Treasury
                        PRF 8/1/2007 @101), 8/1/2011                NR / Aa3            1,156,792
   600,000              Michigan State Strategic Fund,
                        Revenue Refunding Bonds, (Series
                        A), 7.10% (Ford Motor
                        Co.)/(Original Issue Yield:                 BBB- /
                        7.127%), 2/1/2006                           Baa1                628,518
   1,950,000            Michigan State Trunk Line,
                        Refunding Revenue Bonds (Series
                        1998A), 5.25%, 11/1/2012                    AA / Aa3            2,179,613
   1,000,000            Michigan State Trunk Line,
                        Refunding Revenue Bonds, 5.25% (FSA
                        INS), 11/1/2012                             AAA / Aaa           1,117,750
   1,000,000            Michigan State Trunk Line,
                        Refunding Revenue Bonds, 5.25% (FSA
                        INS), 11/1/2013                             AAA / Aaa           1,118,260
   1,000,000            Michigan State Trunk Line, Revenue
                        Bonds (Series 2001A), 5.50% (FSA
                        INS), 11/1/2018                             AAA / Aaa           1,128,810
   1,000,000            Michigan State, Refunding UT GO
                        Bonds , 5.00%, 12/1/2008                    AA+ / Aa1           1,087,940
   3,000,000            Michigan State, Refunding UT GO
                        Bonds, 5.00%, 12/1/2007                     AA+ / Aa1           3,223,590
   1,250,000            Milan, MI Area Schools, UT GO Bonds
                        (Series 2000A), 5.75% (U.S.Treasury
                        PRF 5/1/2010 @100)/(Original Issue
                        Yield: 5.86%), 5/1/2020                     AAA / Aaa           1,414,575
   4,250,000            Monroe County, MI PCA, PCR Revenue
                        Bonds (Series A), 6.35% (Detroit
                        Edison Co.)/(AMBAC INS), 12/1/2004          AAA / Aaa           4,250,510
   300,000              Montague, MI Public School
                        District, UT GO Bonds, 5.125% (FSA
                        INS) (Q-SBLF GTD), 5/1/2006                 AAA / Aaa           311,955
   300,000              Montague, MI Public School
                        District, UT GO Bonds, 5.125% (FSA
                        INS) (Q-SBLF GTD), 5/1/2008                 AAA / Aaa           311,700
   1,200,000            Newaygo, MI Public Schools, UT GO
                        Bonds, 5.50% (Q-SBLF GTD), 5/1/2014         AA+ / Aa1           1,327,176
   500,000              Northville, MI Public School
                        District, Refunding UT GO Bonds,
                        5.00% (FGIC INS) (Q-SBLF
                        GTD)/(Original Issue Yield: 5.05%),
                        5/1/2010                                    AAA / Aaa           528,460
   300,000              Novi, MI, UT GO Refunding Bonds,
                        3.25% (MBIA Insurance Corp. INS),
                        10/1/2011                                   AAA / Aaa           300,084
   1,765,000            Oakland County, MI EDC, Limited
                        Obligation Revenue Bonds (Series
                        1997), 5.50% (Lutheran Social
                        Services of Michigan)/(U.S.Treasury
                        PRF 6/1/2007@ 102),6/1/2014                 NR / Aa3            1,933,663
   1,130,000            Oakland University, MI, Revenue
                        Bonds, 5.75% (MBIA Insurance Corp.
                        INS)/(Original Issue Yield:
                        5.835%), 5/15/2015                          AAA / Aaa           1,171,776
   1,250,000            Orchard View, MI Schools, School
                        Building & Site  Bonds (Series
                        2003), 5.00% (Q-SBLF GTD), 5/1/2010         AA+ / Aa1           1,363,838
   1,000,000            Paw Paw, MI Public School District,
                        School Building & Site UT GO Bonds,
                        5.50% (Q-SBLF GTD)/(Original Issue
                        Yield: 5.60%), 5/1/2020                     AA+ / Aa1           1,119,280
   275,000              Pewamo Westphalia, MI Community
                        School District, UT GO Bonds, 5.00%
                        (FGIC INS) (Q-SBLF GTD), 5/1/2006           AAA / Aaa           285,549
   2,925,000            Pinckney, MI Community Schools,
                        Refunding UT GO Bonds, 5.00% (FSA
                        INS) (Q-SBLF GTD), 5/1/2016                 AAA / Aaa           3,158,561
   1,100,000            Plymouth-Canton, MI Community
                        School District, Refunding UT GO
                        Bonds, 4.50% (FGIC INS) (Q-SBLF
                        GTD)/(Original Issue Yield: 4.55%),
                        5/1/2012                                    AAA / Aaa           1,135,673
   500,000              Portage, MI Public Schools, UT GO
                        Refunding Bonds, 4.35% (FSA INS)/
                        (Original Issue Yield: 4.47%),
                        5/1/2011                                    AAA / Aaa           521,455
   500,000              Portage, MI Public Schools, UT GO
                        Refunding Bonds, 4.45% (FSA INS)/
                        (Original Issue Yield: 4.57%),
                        5/1/2012                                    AAA / Aaa           519,590
   1,625,000            River Rouge, MI School District,
                        Refunding UT GO Bonds, 5.00% (FGIC
                        INS) (Q-SBLF GTD), 5/1/2009                 AAA / Aaa           1,767,594
   1,000,000            Rochester, MI Community School
                        District, UT GO Bonds, 5.50% (MBIA
                        Insurance Corp. INS) (Q-SBLF GTD),
                        5/1/2006                                    AAA / Aaa           1,045,060
   1,155,000            Romeo, MI Community School
                        District, Building & Site UT GO
                        Bonds, 5.00% (Q-SBLF GTD)/(Original
                        Issue Yield: 5.12%), 5/1/2012               AA+ / Aa1           1,244,247
   1,170,000            Romulus, MI Community Schools, UT
                        GO Bonds, 6.00% (U.S. Treasury PRF
                        5/1/2009 @ 100 ), 5/1/2011                  AAA / Aaa           1,321,363
   1,500,000            Roseville, MI School District, UT
                        GO Bonds, 4.45% (FSA INS) (Q-SBLF
                        GTD), 5/1/2006                              AAA / Aaa           1,545,720
   1,000,000            Saginaw, MI Hospital Finance
                        Authority, Hospital Revenue
                        Refunding Bonds (Series 2004G),
                        5.00% (Covenant Medical Center,
                        Inc.), 7/1/2017                             A / NR              1,042,500
   1,500,000            Saginaw, MI Hospital Finance
                        Authority, Refunding Revenue Bonds
                        (Series 1999E), 5.625% (Covenant
                        Medical Center, Inc.)/(MBIA
                        Insurance Corp. INS), 7/1/2013              AAA / Aaa           1,658,070
   5,000,000            Saginaw, MI Hospital Finance
                        Authority, Revenue Bonds, (Series
                        F), 6.50% (Covenant Medical Center,
                        Inc.)/(Original Issue Yield:
                        6.645%), 7/1/2030                           A / NR              5,488,900
   2,000,000            Saline, MI Area Schools, UT GO
                        Bonds (Series 2000A), 5.75%
                        (U.S.Treasury PRF  5/1/2010 @100),
                        5/1/2018                                    AA+ / Aa1           2,263,320
   1,000,000            Sault Ste Marie, MI Area Public
                        Schools, UT GO Bonds, 5.375% (FGIC
                        INS) (Q-SBLF GTD)/(Original Issue
                        Yield: 5.65%), 5/1/2019                     AAA / Aaa           1,082,730
   675,000              South Lyon, MI Community School
                        District, UT GO Bonds, (Series A),
                        5.75% (Q-SBLF GTD)/(Original Issue
                        Yield: 5.85%), 5/1/2019                     AA+ / Aa1           750,593
   1,165,000            South Lyon, MI Community School
                        District, UT GO Bonds, (Series II),
                        5.25% (MBIA Insurance Corp. INS),
                        5/1/2016                                    AAA / Aaa           1,280,719
   1,675,000            Southfield, MI Public Schools, UT
                        GO School Building and Site Bonds
                        (Series B), 5.00% (FSA INS) (Q-SBLF
                        GTD), 5/1/2012                              AAA / Aaa           1,839,602
   1,250,000            Trenton, MI Building Authority, LT
                        GO Bonds, 5.625% (AMBAC INS)/
                        (Original Issue Yield: 5.73%),
                        10/1/2021                                   AAA / Aaa           1,395,613
   170,000              Troy, MI City School District,
                        Refunding UT GO  Bonds, 4.75%
                        (Q-SBLF GTD)/(Original Issue Yield:
                        4.80%), 5/1/2008                            AA+ / Aa2           178,184
   830,000              Troy, MI City School District, UT
                        GO Bonds, 4.75% (U.S .Treasury PRF
                        5/1/2007 @ 100)/(Original Issue
                        Yield : 4.80 %), 5/1/2008                   AA+ / Aa2           877,136
   1,000,000            University of Michigan, Revenue
                        Refunding Bonds, (Series A-1),
                        5.25%, 12/1/2009                            AA / Aa2            1,075,020
   1,000,000            Utica, MI Community Schools, UT GO
                        Bonds, 5.00% (Q-SBLF GTD), 5/1/2016         AA+ / Aa1           1,074,760
   1,000,000            Utica, MI Community Schools, UT GO
                        School Building & Site Refunding
                        Bonds, 5.50% (Q-SBLF GTD), 5/1/2016         AA+ / Aa1           1,111,580
   500,000              Walled Lake, MI Consolidated School
                        District, School Building & Site UT
                        GO Bonds, 5.00% (MBIA Insurance
                        Corp. INS) (Q-SBLF GTD), 5/1/2012           AAA / Aaa           549,135
   1,375,000            Washtenaw Community College, MI, UT
                        GO Bonds, (Series A), 4.35%
                        (Original Issue Yield: 4.35%),
                        4/1/2005                                    AA / Aa3            1,385,698
   1,200,000            Washtenaw Community College, MI, UT
                        GO Bonds, (Series A), 4.90%
                        (Original Issue Yield: 4.90%),
                        4/1/2006                                    AA / Aa3            1,241,508
   1,450,000            Waterford, MI School District, UT
                        GO Refunding Bonds, 4.85% (Q-SBLF
                        GTD)/(Original Issue Yield: 4.90%),
                        6/1/2010                                    AA+ / Aa2           1,500,011
   1,000,000            Waverly, MI Community Schools,
                        School Building and Site UT GO
                        Bonds (Series 2000), 5.75% (FGIC
                        INS), 5/1/2015                              AAA / Aaa           1,115,650
   1,000,000            Wayne County, MI Building
                        Authority, LT GO Capital
                        Improvement Bonds, 5.35% (MBIA
                        Insurance Corp. INS)/(Original
                        Issue Yield: 5.40%), 6/1/2009               AAA / Aaa           1,062,840
   1,775,000            West Bloomfield, MI School
                        District, Refunding UT GO Bonds,
                        5.50% (MBIA Insurance Corp. INS),
                        5/1/2015                                    AAA / Aaa           1,967,783
   900,000              West Bloomfield, MI School
                        District, UT GO Bonds, 5.70%
                        (U.S.Treasury PRF 5/1/2010 @100)/(
                        Original Issue Yield: 5.75%),
                        5/1/2014                                    AAA / Aaa           1,016,271
   1,000,000            West Branch Rose City, MI Area
                        School District, UT GO Bonds, 5.50%
                        (FGIC INS) (Q-SBLF GTD)/(Original
                        Issue Yield: 5.60%), 5/1/2017               AAA / Aaa           1,089,970
   600,000              West Ottawa, MI Public School
                        District, UT GO Bonds (Series
                        2002A), 4.00% (Q-SBLF GTD), 5/1/2006        AA+ / Aa1           614,196
   800,000              West Ottawa, MI Public School
                        District, UT GO Bonds (Series
                        2002A), 4.00% (Q-SBLF GTD), 5/1/2007        AA+ / Aa1           829,744
   1,025,000            Whitehall, MI District Schools, UT
                        GO Bonds, 5.50% (Q-SBLF GTD),
                        5/1/2016                                    AA+ / Aa1           1,137,350
   1,075,000            Whitmore Lake, MI Public School
                        District, UT GO Bonds, 5.00%
                        (Q-SBLF GTD), 5/1/2009                      AA+ / Aa1           1,167,472
   1,400,000            Wyandotte, MI Electric Authority,
                        Revenue Refunding Bonds, 6.25%
                        (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 6.55%),
                        10/1/2008                                   AAA / Aaa           1,519,868
                        Total  municipal
                        BONDs
                         (identified cost $205,845,474)                                 216,651,226
                        Short-Term Municipals--0.1%
                        Puerto Rico--0.1%
   200,000              Puerto Rico Government Development
                        Bank (GDB) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Credit Suisse
                        First Boston LIQ) (at amortized             A-1 /
                        cost)                                       VMIG1               200,000
                        Total Investments -
                        99.4%
                        (identified cost $206,045,474)3                                 216,851,226
                        other assets and liabilities - net
                        - 0.6%                                                          1,269,593
                        total net assets - 100%                                   $     218,120,819


     Securities subject to the federal  alternative  minimum tax (AMT) represent
     4.9% of the Fund's portfolio as calculated based upon total portfolio market value. (percentage is unaudited )

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November
     30, 2004, the Fund had realized gains on future contracts of $134,281.

     At November 30, 2004, the Fund had the following open futures contract:

       Expiration Date   Contracts to Receive    Position      Unrealized
                                                               Depreciation

       November 2004     75 U.S. Treasury        Short         $(5,179)
                         10-Year Note Futures


     The cost of investments for federal tax purposes  amounts to  $206,036,311.
     The net unrealized  appreciation  for federal tax purpose was  $10,814,915.
     This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,033,124 and net unrealized depreciation from investments for those securities having as excess of cost over value of $218,209.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the
"Trustees").

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BIG         --Bond Investors Guaranty
COL         --Collateralized
EDC         --Economic Development Commission
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LO          --Limited Obligation
LT          --Limited Tax
PCA         --Pollution Control Authority
PCR         --Pollution Control Revenue
PRF         --Pre-Refunded
Q-SBLF      --Qualified State Bond Loan Fund
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes
















Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2004(unaudited)



   Principal                                                      Credit
   Amount                                                         Rating       1     Value
                     Municipal BONDS--98.1%
                     New York--91.9%
$  500,000           Albany County, NY, IDA, IDRBs
                     (Series 2004A), 5.375% (Albany
                     College of Pharmacy), 12/1/2024              BBB- / NR       $  512,125
   500,000           Albany, NY, IDA, Civic Facility
                     Revenue Bonds (Series A), 5.75%
                     (Albany Law School)/(Radian Asset
                     Assurance INS)/(Original Issue
                     Yield: 5.83%), 10/1/2030                     AA / NR            531,335
   500,000           Amherst, NY, IDA, Civic Facility
                     Revenue Bonds (Series 2000B), 5.75%
                     (UBF Faculty-Student Housing
                     Corp.)/(AMBAC INS)/(Original Issue
                     Yield: 5.82%), 8/1/2025                      AAA / Aaa          556,055
   500,000           Broome County, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2004B), 5.00% (University
                     Plaza-Phase II )/(American Capital
                     Access INS)/(Original Issue Yield:
                     5.05%), 8/1/2025                             A / NR             500,155
   300,000           Dutchess County, NY, IDA, Refunding
                     Revenue Bonds (Series 2004A), 7.50%
                     (St. Francis Hospital and Health
                     Centers), 3/1/2029                           NR                 296,286
   785,000           Dutchess County, NY, IDA, Revenue
                     Bonds, 5.00% (Marist
                     College)/(Original Issue Yield:
                     5.15%), 7/1/2020                             NR / Baa1          807,318
   500,000           East Rochester, NY, Housing
                     Authority, Revenue Bonds (Series
                     2002A), 5.375% (Rochester St. Mary's
                     Residence Facility, LLC)/(GNMA GTD),
                     12/20/2022                                   AAA / NR           528,825
   750,000           Erie County, NY, Public Improvement
                     UT GO Bonds (Series 2003A), 5.25%
                     (FGIC INS), 3/15/2020                        NR / Aaa           807,607
   500,000           Essex County, NY, IDA, Solid Waste
                     Disposal Revenue Bonds (Series A),
                     5.80% (International Paper Co.),
                     12/1/2019                                    BBB / Baa2         515,855
   500,000           Hempstead Town, NY, IDA, Civic
                     Facility Revenue Bonds , 5.00%
                     (Hofstra University)/(Original Issue
                     Yield: 5.10%), 7/1/2033                      A / Baa1           500,495
   220,000           Islip, NY, Resource Recovery Agency,
                     Resource Recovery Revenue Bonds
                     (Series 2001E), 5.75% (FSA INS),
                     7/1/2023                                     AAA / Aaa          235,950
   1,000,000         Long Island Power Authority, NY,
                     Electric System General Revenue
                     Bonds (Series 2003B), 5.25%,
                     12/1/2014                                    A- / Baa1          1,094,280
   750,000      2    Long Island Power Authority, NY,
                     Electric System Revenue Bonds
                     (Series A), 5.50% (Escrowed In
                     Treasuries COL), 12/1/2012                   AAA / Aaa          859,260
   500,000           Madison County, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2003A), 5.00% (Colgate University),
                     7/1/2023                                     AA- / Aa3          519,245
   750,000           Metropolitan Transportation
                     Authority, NY, Refunding Revenue
                     Bonds (Series 2002A), 5.50% (AMBAC
                     INS), 11/15/2018                             AAA / Aaa          833,955
   500,000           Monroe County, NY. IDA, Civic Center
                     Revenue Bonds, 5.25% (St. John
                     Fisher College)/(Radian Asset
                     Assurance INS)/(Original Issue
                     Yield: 5.25%), 6/1/2026                      AA / NR            517,850
   500,000           Monroe County, NY, IDA, Civic
                     Facility Revenue Bond, 5.25%
                     (Nazareth College)/(MBIA Insurance
                     Corp. INS), 10/1/2021                        NR / Aaa           533,860
   190,000           Nassau County, NY, IDA, Civic
                     Facility Refunding Revenue Bonds
                     (Series 2001B) , 5.875% (North
                     Shore-Long Island Jewish Obligated
                     Group)/(Original Issue Yield:
                     5.92%), 11/1/2011                            NR / A3            208,358
   305,000           Nassau County, NY, IDA, Civic
                     Facility Revenue Bonds, 6.85%
                     (Hofstra University)/(U.S. Treasury
                     PRF 1/1/2005 @ 102), 1/1/2012                A / Baa1           312,369
   330,000           Nassau County, NY, IDA, Civic
                     Facility Revenue Bonds, 6.85%
                     (Hofstra University)/(U.S. Treasury
                     PRF 1/1/2005 @102), 1/1/2013                 A / Baa1           337,973
   500,000           Nassau County, NY, IDA, IDRBs
                     (Series 2003A), 5.25%
                     (Keyspan-Glenwood Energy Center,
                     LLC)/(KeySpan Corp. GTD), 6/1/2027           A / A3             506,190
   625,000           New York City, NY, Health and
                     Hospitals Corp., Health System
                     Revenue Bonds (Series 2002A), 5.50%
                     (FSA INS), 2/15/2019                         AAA / Aaa          683,287
   440,000           New York City, NY, Health and
                     Hospitals Corp., Health System
                     Revenue Bonds (Series 2003A), 5.00%
                     (AMBAC INS), 2/15/2011                       AAA / Aaa          480,498
   500,000           New York City, NY, IDA, (Series
                     1995) Civic Facility Revenue Bonds,
                     6.30% (College of New
                     Rochelle)/(Original Issue Yield:
                     6.45%), 9/1/2015                             NR / Baa2          516,765
   250,000           New York City, NY, IDA, Civic
                     Facilities Revenue Bonds, 5.375%
                     (New York University)/(AMBAC INS),
                     7/1/2017                                     AAA / Aaa          274,117
   400,000           New York City, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2001A), 6.375% (Staten Island
                     University Hospital), 7/1/2031               NR / Ba3           376,396
   300,000           New York City, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2002A), 5.375% (Lycee Francais de
                     New York Project)/(American Capital
                     Access INS)/(Original Issue Yield:
                     5.43%), 6/1/2023                             A / NR             307,545
   200,000           New York City, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2002C), 6.45% (Staten Island
                     University Hospital), 7/1/2032               NR / Ba3           189,890
   1,000,000         New York City, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2003), 5.00% (Roundabout Theatre
                     Co., Inc.)/(American Capital Access
                     INS), 10/1/2023                              A / NR             1,005,250
   315,000           New York City, NY, IDA, Civic
                     Facility Revenue Bonds, 7.00% (Mt.
                     St. Vincent College, NY), 5/1/2008           NR                 321,681
   500,000           New York City, NY, IDA, Industrial
                     Development Empowerment Zone Revenue
                     Bonds (Series 2004), 5.125% (General
                     Motors Corp.), 12/30/2023                    BBB- / Baa2        489,785
   500,000           New York City, NY, IDA, Special
                     Airport Facility Revenue Bonds
                     (Series 2001A), 5.50% (Airis JFK I
                     LLC Project at JFK
                     International)/(Original Issue
                     Yield: 5.65%), 7/1/2028                      BBB- / Baa3        495,930
   500,000           New York City, NY, IDA, Special
                     Facilities Revenue Bonds , 5.25%
                     (British Airways), 12/1/2032                 BB+ / Ba2          383,165
   500,000           New York City, NY, Municipal Water
                     Finance Authority, Crossover
                     Refunding Revenue Bonds (Series
                     2002B), 5.00% (Original Issue Yield:
                     5.14%), 6/15/2026                            AA+ / Aa2          506,245
   500,000           New York City, NY, Transitional
                     Finance Authority, Future Tax
                     Secured Bonds (Series 2003), 5.25%
                     (AMBAC INS), 8/1/2022                        AAA / Aaa          531,560
   500,000           New York City, NY Transitional
                     Finance Authority, Future Tax
                     Secured Revenue Bonds (Series
                     2001C), 5.375%, 2/1/2015                     AA+ / Aa2          547,750
   500,000           New York City, NY, UT GO Bonds
                     (Fiscal 2005 Series C), 5.25%,
                     8/15/2025                                    A / A2             523,385
   515,000           New York City, NY, UT GO Bonds
                     (Series 2002C), 5.50%, 3/15/2015             A / A2             559,841
   500,000           New York City, NY, UT GO Bonds
                     (Series 2003J), 5.50%, 6/1/2023              A / A2             538,480
   500,000           New York Counties Tobacco Trust III,
                     Revenue Bonds , 5.75% (Original
                     Issue Yield: 5.93%), 6/1/2033                BBB / Ba1          483,030
   500,000           New York State Dormitory Authority,
                     Court Facilities Lease Revenue Bonds
                     (Series 2003A), 5.375% (New York
                     City, NY), 5/15/2023                         A / A3             531,750
   500,000           New York State Dormitory Authority,
                     Education Facilities Revenue Bonds
                     (Series 2002A), 5.125% (State
                     University of New York)/(FGIC INS),
                     5/15/2021                                    AAA / Aaa          561,160
   500,000           New York State Dormitory Authority,
                     FHA-Insured Mortgage Hospital
                     Revenue Bonds (Series 2003), 5.00%
                     (Lutheran Medical Center)/(MBIA
                     Insurance Corp. INS), 8/1/2016               AAA / Aaa          532,195
   500,000           New York State Dormitory Authority,
                     FHA-Insured Mortgage Nursing Home
                     Revenue Bonds (Series 2001), 6.10%
                     (Norwegian Christian Home and Health
                     Center)/(FHA and MBIA Insurance
                     Corp. INS), 8/1/2041                         AAA / Aaa          551,695
   1,000,000         New York State Dormitory Authority,
                     Insured Revenue Bonds (Series 1999),
                     6.00% (Pratt Institute)/(Radian
                     Asset Assurance INS), 7/1/2020               AA / NR            1,121,420
   750,000           New York State Dormitory Authority,
                     Revenue Bonds (2003 Series 1), 5.00%
                     (Memorial Sloan-Kettering Cancer
                     Center)/(MBIA Insurance Corp. INS),
                     7/1/2022                                     AAA / Aaa          782,677
   500,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 1993A), 5.75%
                     (City University of New York)/(FSA
                     INS)/(Original Issue Yield: 6.05%),
                     7/1/2018                                     AAA / Aaa          583,560
   250,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2000B), 6.25%
                     (Mt. Sinai NYU Health Obligated
                     Group), 7/1/2022                             BB / Ba1           250,655
   500,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2002), 5.00%
                     (Fordham University)/(FGIC INS),
                     7/1/2022                                     AAA / Aaa          521,280
   500,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2002D), 5.00%
                     (School Districts Financing
                     Program)/(MBIA Insurance Corp. INS),
                     10/1/2012                                    AAA / Aaa          550,810
   750,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2003), 5.00%
                     (Kateri Residence )/(Allied Irish
                     Banks PLC LOC), 7/1/2022                     NR / Aa3           765,450
   250,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2003), 5.375%
                     (North Shore-Long Island Jewish
                     Obligated Group)/(Original Issue
                     Yield: 5.48%), 5/1/2023                      NR / A3            259,763
   500,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2003A), 5.50%
                     (Brooklyn Law School)/(Radian Asset
                     Assurance INS), 7/1/2018                     AA / NR            546,620
   750,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2003A), 5.50%
                     (Winthrop-University Hospital
                     Association)/(Original Issue Yield:
                     5.70%), 7/1/2023                             NR / Baa1          780,127
   500,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2004), 5.25%
                     (New York Methodist Hospital),
                     7/1/2024                                     NR / A3            518,855
   250,000           New York State Dormitory Authority,
                     Revenue Bonds (Series 2004A), 5.25%
                     (University of Rochester, NY),
                     7/1/2024                                     A+ / A1            264,160
   250,000           New York State Dormitory Authority,
                     Revenue Bonds , 5.00% (Manhattan
                     College)/(Radian Asset Assurance
                     INS)/(Original Issue Yield: 5.30%),
                     7/1/2020                                     AA / NR            261,020
   500,000           New York State Dormitory Authority,
                     Revenue Bonds, 5.25% (Cansius
                     College)/(MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.28%),
                     7/1/2030                                     AAA / Aaa          521,505
   500,000           New York State Dormitory Authority,
                     Revenue Bonds, 6.25% (Nyack
                     Hospital)/(Original Issue Yield:
                     6.50%), 7/1/2013                             NR / Ba3           489,845
   400,000           New York State Environmental
                     Facilities Corp. State Clean Water
                     and Drinking Water, Revenue Bonds
                     (Series 2002B), 5.00% (Original
                     Issue Yield: 5.07%), 6/15/2022               AAA / Aaa          418,256
   500,000           New York State Environmental
                     Facilities Corp., Revenue Bonds
                     (Series 2002A), 5.25% (New York
                     State Personal Income Tax Revenue
                     Bond Fund)/(FGIC INS), 1/1/2021              AAA / Aaa          536,550
   500,000           New York State Environmental
                     Facilities Corp., Solid Waste
                     Disposal Revenue Bonds (Series
                     2004A), 4.45% TOBs (Waste
                     Management, Inc.), Mandatory Tender
                     7/1/2009                                     BBB / NR           512,910
   500,000           New York State Environmental
                     Facilities Corp., Solid Waste
                     Disposal Revenue Bonds, 6.10%
                     (Occidental Petroleum
                     Corp.)/(Original Issue Yield:
                     6.214%), 11/1/2030                           BBB+ / Baa1        515,290
   900,000           New York State Environmental
                     Facilities Corp., Water Facilities
                     Revenue Refunding Bonds (Series A),
                     6.30% (Spring Valley Water Co.,
                     NY)/(AMBAC INS), 8/1/2024                    AAA / Aaa          947,700
   500,000           New York State HFA, Revenue Bonds
                     (Series 2003A), 5.25% (New York
                     State Personal Income Tax Revenue
                     Bond Fund), 3/15/2021                        AA / A1            531,550
   110,000           New York State HFA, Service Contract
                     Obligation Revenue Bonds (Series
                     1995 A), 6.375% (U.S. Treasury PRF
                     9/15/2005 @102), 9/15/2015                   AA- / A2           115,872
   5,000             New York State HFA, Service Contract
                     Obligation Revenue Bonds (Series
                     1995 A), 6.375%, 9/15/2015                   AA- / A2           5,240
   925,000           New York State Medical Care
                     Facilities Finance Agency,
                     FHA-Mortgage Revenue Bonds (Series
                     A), 6.50% (Lockport Memorial
                     Hospital, NY)/(FHA GTD), 2/15/2035           AA / Aa2           950,354
   500,000           New York State Power Authority,
                     Revenue Bonds (Series 2002A), 5.00%,
                     11/15/2021                                   AA- / Aa2          524,225
   500,000           New York State Thruway Authority,
                     (Series 2003A), 5.25% (New York
                     State Thruway Authority - Highway
                     and Bridge Trust Fund)/(MBIA
                     Insurance Corp. INS), 4/1/2014               AAA / Aaa          552,790
   500,000           New York State Urban Development
                     Corp., Correctional & Youth
                     Facilities Service Contract Revenue
                     Bonds (Series 2002A), 5.50% TOBs
                     (New York State), Mandatory Tender
                     1/1/2011                                     AA- / A3           550,775
   750,000           New York State Urban Development
                     Corp., Revenue Bonds (Series 2003B),
                     5.25% (New York State Personal
                     Income Tax Revenue Bond Fund),
                     3/15/2019                                    AA / NR            806,513
   500,000           New York State Urban Development
                     Corp., Revenue Bonds (Series A-1),
                     5.00% (New York State Personal
                     Income Tax Revenue Bond Fund),
                     12/15/2013                                   AA / A1            545,460
   500,000           New York State Urban Development
                     Corp., Subordinated Lien Revenue
                     Bonds (Series 2004A), 5.125% (Empire
                     State Development Corp.), 1/1/2022           A / A2             524,295
   500,000           Niagara County, NY, IDA, Solid Waste
                     Disposal Facility Revenue Refunding
                     Bonds (Series 2001D), 5.55% TOBs
                     (American Ref-Fuel Co. of Niagara,
                     L.P. Facility) 11/15/2015                    BBB / Baa1         532,890
   400,000           Niagara Falls, NY, City School
                     District, COPs (Series 1998), 5.375%
                     (Original Issue Yield: 5.42%),
                     6/15/2028                                    BBB- / Baa3        403,420
   500,000           Port Authority of New York and New
                     Jersey, Revenue Bonds (128th
                     Series), 5.00% (FSA INS), 11/1/2019          AAA / Aaa          530,815
   500,000           Suffolk County, NY, IDA, IDRBs
                     (Series 1998), 5.50% (Nissequogue
                     Cogen Partners Facility)/(Original
                     Issue Yield: 5.528%), 1/1/2023               NR                 475,250
   500,000           Tobacco Settlement Financing Corp.,
                     NY, Asset-Backed Revenue Bonds
                     (Series 2003A-1), 5.50% (New York
                     State), 6/1/2019                             AA- / A2           550,390
   440,000           Tompkins County, NY IDA, Continuing
                     Care Retirement Community Revenue
                     Bonds (Series 2003A), 5.375% (Kendal
                     at Ithaca, Inc.)/(Original Issue
                     Yield: 5.50%), 7/1/2018                      BBB / NR           447,933
   500,000           United Nations, NY, Development
                     Corp., Senior Lien Refunding Revenue
                     Bonds (Series 2004A), 5.25%, 7/1/2022        NR / A3            528,595
   300,000           Utica, NY, IDA, Civic Facility,
                     Revenue Bonds (Series 2004A), 6.875%
                     (Utica College), 12/1/2024                   NR                 319,383
   500,000           Westchester County, NY, IDA, Civic
                     Facility Revenue Bonds (Series
                     2001), 5.20% (Windward
                     School)/(Radian Asset Assurance
                     INS)/(Original Issue Yield: 5.21%),
                     10/1/2021                                    AA / NR            523,215
   175,000           Westchester County, NY, IDA,
                     Continuing Care Retirement Mortgage
                     Revenue Bonds (Series 2003A), 6.375%
                     (Kendal on Hudson )/(Original Issue
                     Yield: 6.55%), 1/1/2024                      NR                 177,634
   500,000           Yonkers, NY, IDA, Civic Facility
                     Revenue Bonds (Series 2001B), 7.125%
                     (St. John's Riverside Hospital),
                     7/1/2031                                     BB / NR            506,575
                     Total                                                           44,158,373
                     Puerto Rico--6.2%
   500,000     3,4   Puerto Rico Electric Power
                     Authority, Drivers (Series 266),
                     9.0622% (FSA INS), 7/1/2015                  AAA / NR           647,470
   1,000,000   3,4   Puerto Rico Highway and
                     Transportation Authority, Residual
                     Interest Tax-Exempt Securities
                     (Series PA 331A), 9.0623% (AMBAC
                     INS), 1/1/2010                               NR                 1,288,790
   500,000           Puerto Rico Highway and
                     Transportation Authority,
                     Transportation Revenue Bonds (Series
                     G), 5.00% (Original Issue Yield:
                     5.10%), 7/1/2033                             A / Baa1           501,365
   135,000           Puerto Rico Public Building
                     Authority, Revenue Bonds (Series
                     2002D), 5.25% (Commonwealth of
                     Puerto Rico GTD)/(Original Issue
                     Yield: 5.40%), 7/1/2027                      A- / Baa1          139,774
   365,000           Puerto Rico Public Building
                     Authority, Revenue Bonds (Series
                     2002D), 5.25% (U.S. Treasury PRF
                     7/1/2012 @100)/(Original Issue
                     Yield: 5.40%), 7/1/2027                      A- / Baa1          403,767
                     Total                                                           2,981,166
                     Total Municipal BONDS (identified
                     cost $45,964,472)                                               47,139,539
                     short-Term Municipals--1.5%
                     New York--1.5%
   700,000           New York City, NY IDA, Liberty
                     Revenue Bonds (Series 2004 B) Daily
                     VRDNs (One Bryant Park
                     LLC)/(Bayerische Landesbank
                     Girozentrale INV)/(Bank of America
                     N.A. and Bank of New York LOCs) (AT
                     AMORTIZED COST)                              A-1+/VMIG1         700,000
                     Total Investments---99.6%
                     (identified cost $46,664,472)5                                  47,839,539
                     other assets and
                     liabilities---net--0.4%                                         206,540
                     total net assets---100%                                      $  48,046,079


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.6% of the fund's portfolio as calculated based upon total portfolio market value. (percentage is unaudited)

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November
     30, 2004, the Fund had realized gains on future contracts of $42,246.

     At November 30, 2004, the Fund had the following open futures contract:


       Expiration Date   Contracts to Receive    Position    Unrealized
                                                             Depreciation


       March 2005        70 U.S. Treasury Note   Short       $0
                         10-Year Futures


3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $1,936,260 which represents 4.0% of total net assets.

4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees") . At November 30, 2004, these securities amounted to $1,936,260 which represents 4.0% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004 is as follows:

       Security                                             Acquisition Date   Acquisition Cost
       Puerto Rico Electric Power Authority,
       Drivers (Series 266), 9.0622% (FSA INS), 7/1/2015        6/27/2002       $ 618,530

       Puerto Rico Highway and Transportation
       Authority, Residual Interest Tax-Exempt Securities
       (Series PA 331A), 9.0623% (AMBAC INS), 1/1/2010          7/22/2003       $1,306,810



5    The cost of investments  for federal tax purposes  amounts to  $46,661,458.
     The net unrealized appreciation of investments for federal tax purposes was $1,178,081. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,397,921 and net unrealized depreciation from investments for those securities having an excess of cost over value of $219,840.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.


Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees
(the "Trustees").



The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COPs        --Certificate of Participation
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRBs       --Industrial Development Revenue Bonds
INS         --Insured
INV         --Investment Agreement
LOC         --Letter of Credit
PRF         --Prerefunded
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes
















Federated North Carolina Municipal Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)


   Principal                                                         Credit
   Amount                                                            Rating    1        Value
                         Municipal BONDS--98.8%
                         North Carolina--88.7%
$  1,190,000             Appalachian State University, NC,
                         Parking System Revenue Bonds,
                         5.625% (FSA INS)/(Original Issue
                         Yield: 5.65%), 7/15/2025                    NR / Aaa     $     1,305,656
   945,000               Asheville, NC Housing Authority,
                         Multifamily Housing Revenue Bonds,
                         5.625% TOBs (Oak Knoll Apartments
                         Project)/(FNMA GTD) 9/1/2021                AAA / NR           996,351
   500,000               Broad River, NC Water Authority,
                         Water System Revenue Bonds (Series
                         2000), 5.375% (MBIA Insurance Corp.
                         INS)/(Original Issue Yield: 5.55%),
                         6/1/2026                                    NR / Aaa           530,475
   1,330,000             Cabarrus County, NC, COP (Series
                         2002), 5.25%, 2/1/2018                      AA- / Aa3          1,428,034
   2,000,000             Charlotte, NC Airport, Revenue
                         Bonds, (Series B), 5.875% (MBIA
                         Insurance Corp. INS)/(Original
                         Issue Yield: 5.95%), 7/1/2019               AAA / Aaa          2,195,220
   1,000,000             Charlotte, NC, COP, 5.50%
                         (Charlotte Convention
                         Facilities)/(Original Issue Yield:
                         5.70%), 12/1/2020                           AA+ / Aa2          1,103,500
   1,000,000             Columbus County, NC Industrial
                         Facilities & PCFA, Revenue Bonds
                         (Series 1996A), 5.85%                       BBB /
                         (International Paper Co.), 12/1/2020        Baa2               1,032,080
   1,000,000             Cumberland County, NC, UT GO Bonds,
                         5.70% (U.S.Treasury PRF
                         3/1/2010@102)/(Original Issue
                         Yield: 5.78%), 3/1/2017                     AA- / Aa3          1,143,780
   1,000,000             Fayetteville, NC Public Works
                         Commission, Revenue Bonds (Series
                         1999), 5.70% (U.S. Treasury PRF
                         3/1/2010@101)/(Original Issue
                         Yield: 5.79%), 3/1/2019                     AAA / Aaa          1,135,260
   1,000,000             Forsyth County, NC, COP, 5.375%,
                         10/1/2022                                   AA+ / Aa1          1,067,750
   900,000               Gastonia, NC Combined Utilities
                         System, Water & Sewer Revenue
                         Bonds, 5.625% (MBIA Insurance Corp.
                         INS)/(Original Issue Yield: 5.85%),
                         5/1/2019                                    AAA / Aaa          999,873
   750,000               Harnett County, NC, COP, 5.50% (FSA
                         INS), 12/1/2015                             AAA / Aaa          832,238
   1,000,000             Haywood County, NC Industrial
                         Facilities & PCFA, Revenue
                         Refunding Bonds, 6.40% (Champion
                         International Corp.)/(Original
                         Issue Yield: 6.42%), 11/1/2024              NR / Baa2          1,073,830
   1,000,000             High Point, NC, Public Improvement
                         UT GO Bonds (Series 2000B), 5.50%
                         (Original Issue Yield: 5.67%),
                         6/1/2018                                    AA / Aa3           1,113,500
   1,500,000             Martin County, NC IFA, (Series
                         1995) Solid Waste Disposal Revenue
                         Bonds, 6.00% (Weyerhaeuser Co.),            BBB /
                         11/1/2025                                   Baa2               1,534,935
   500,000               North Carolina Eastern Municipal
                         Power Agency, Power Supply Revenue
                         Refunding Bonds (Series D), 5.125%
                         (Original Issue Yield: 5.33%),              BBB /
                         1/1/2026                                    Baa2               500,305
   500,000               North Carolina Eastern Municipal
                         Power Agency, Power System
                         Refunding Revenue Bonds (Series
                         2003C), 5.375% (Original Issue              BBB /
                         Yield: 5.57%), 1/1/2017                     Baa2               528,145
   500,000               North Carolina Eastern Municipal
                         Power Agency, Power System Revenue
                         Bonds (Series 1999D), 6.70%,                BBB /
                         1/1/2019                                    Baa2               558,810
   880,000               North Carolina HFA, Home Ownership
                         Revenue Bonds (Series 5-A), 5.55%,
                         1/1/2019                                    AA / Aa2           913,035
   780,000               North Carolina HFA, Home Ownership
                         Revenue Bonds (Series 6-A), 6.10%,
                         1/1/2018                                    AA / Aa2           820,443
   300,000               North Carolina Medical Care
                         Commission, FHA Insured Mortgage
                         Revenue Bonds (Series 2003), 5.375%
                         (Betsy Johnson Regional
                         Hospital)/(FSA INS), 10/1/2024              AAA / Aaa          321,546
   500,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         First Mortgage Revenue Bonds
                         (Series 2001), 6.625% (Moravian
                         Homes, Inc.)/
                         (Original Issue Yield: 7.00%),
                         4/1/2031                                    NR                 510,695
   500,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         First Mortgage Revenue Bonds, 6.25%
                         (Arbor Acres Community)/(Original
                         Issue Yield: 6.40%), 3/1/2027               NR                 500,610
   500,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         First Mortgage Revenue Bonds,
                         6.875% (Presbyterian Homes,
                         Inc.)/(Original Issue Yield:
                         7.00%), 10/1/2021                           NR                 533,655
   500,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         First Mortgage Revenue Refunding
                         Bonds (Series 2004A), 5.00%
                         (Deerfield Episcopal Retirement
                         Community ), 11/1/2023                      NR/A-              496,775
   1,000,000             North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds (Series 1999), 6.25%
                         (Stanly Memorial Hospital
                         Project)/(Original Issue Yield:
                         6.40%), 10/1/2019                           A- / NR            1,080,800
   250,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds (Series 2002A), 5.25%
                         (Union Regional Medical
                         Center)/(Original Issue Yield:
                         5.33%), 1/1/2021                            A / A2             259,493
   200,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds (Series 2002A), 5.25%
                         (Union Regional Medical
                         Center)/(Original Issue Yield:
                         5.38%), 1/1/2022                            A / A2             205,766
   1,000,000             North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds (Series 2003A), 5.00%
                         (Novant Health Obligated Group),
                         11/1/2017                                   AA- / Aa3          1,052,130
   1,205,000             North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds (Series 2004A), 5.25%
                         (Cleveland Community
                         Healthcare)/(AMBAC INS), 7/1/2021           AAA / Aaa          1,282,421
   1,230,000             North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds, 5.50% (Hugh Chatham
                         Memorial Hospital )/(Radian Asset
                         Assurance INS), 10/1/2019                   AA / NR            1,318,781
   625,000               North Carolina Medical Care
                         Commission, Health Care Facilities
                         Revenue Bonds, 5.50% (Scotland
                         Memorial Hospital)/(Radian Asset
                         Assurance INS)/
                         (Original Issue Yield: 5.593%),
                         10/1/2019                                   AA / NR            670,963
   400,000               North Carolina Medical Care
                         Commission, Health Care Housing
                         Revenue Bonds (Series 2004A), 5.80%
                         (Arc of North Carolina Projects),
                         10/1/2034                                   NR / Baa1          396,488
   1,000,000             North Carolina Medical Care
                         Commission, Health System Revenue
                         Bonds, 5.25% (Mission Health,
                         Inc.)/(Original Issue Yield:
                         5.48%), 10/1/2026                           AA / Aa3           1,031,670
   1,000,000             North Carolina Medical Care
                         Commission, Hospital Revenue Bonds
                         (Series 2000), 5.50% (Northeast
                         Medical Center)/(AMBAC
                         INS)/(Original Issue Yield: 5.74%),
                         11/1/2025                                   AAA / Aaa          1,068,130
   1,000,000             North Carolina Medical Care
                         Commission, Hospital Revenue Bonds
                         (Series 2002A), 5.375%
                         (Southeastern Regional Medical
                         Center)/(Original Issue Yield:
                         5.48%), 6/1/2032                            A / NR             1,018,500
   1,000,000             North Carolina Medical Care
                         Commission, Hospital Revenue Bonds,
                         6.125% (Southeastern Regional
                         Medical Center)/(Original Issue
                         Yield: 6.25%), 6/1/2019                     A / NR             1,079,170
   685,000               North Carolina Medical Care
                         Commission, Hospital Revenue Bonds,
                         5.50% (Maria Parham Medical
                         Center)/(Radian Asset Assurance
                         INS), 10/1/2018                             AA / NR            737,546
   250,000               North Carolina Medical Care
                         Commission, Retirement Facilities
                         First Mortgage Revenue Bonds
                         (Series 2002), 6.25% (Forest at
                         Duke)/(Original Issue Yield:
                         6.35%), 9/1/2021                            NR                 262,080
   500,000               North Carolina Medical Care
                         Commission, Retirement Facilities
                         First Mortgage Revenue Bonds
                         (Series 2003A), 6.375% (Givens
                         Estates)/
                         (Original Issue Yield: 6.50%),
                         7/1/2023                                    NR                 505,860
   550,000               North Carolina Medical Care
                         Commission, Retirement Facilities
                         First Mortgage Revenue Bonds
                         (Series 2004C), 6.00% (Cypress
                         Glen)/(Original Issue Yield:
                         6.092%), 10/1/2033                          NR                 558,311
   1,000,000             North Carolina Municipal Power
                         Agency No. 1, Electric Revenue
                         Bonds (Series 1999B), 6.50%
                         (Original Issue Yield: 6.73%),              BBB+ /
                         1/1/2020                                    Baa1               1,127,820
   1,320,000       2     North Carolina Municipal Power
                         Agency No. 1, Electric Revenue
                         Bonds, 10.50% (Escrowed In
                         Treasuries COL), 1/1/2010                   AAA / Aaa          1,592,870
   1,200,000             Northern Hospital District of Surry
                         County, NC, Health Care Facilities
                         Revenue Refunding Bonds (Series
                         2001), 5.10% (Northern Hospital of
                         Surry County)/(Radian Asset
                         Assurance INS)/(Original Issue
                         Yield: 5.242%), 10/1/2021                   AA / NR            1,231,716
   1,080,000             Onslow, NC Water & Sewer Authority,
                         Revenue Bonds, 5.00% (XL Capital
                         Assurance Inc. INS), 6/1/2025               AAA / Aaa          1,112,530
   1,200,000             Piedmont Triad Airport Authority,
                         NC, Airport Revenue Bonds (Series
                         1999A), 5.875% (FSA INS)/(Original
                         Issue Yield: 6.02%), 7/1/2019               AAA / Aaa          1,337,268
   1,000,000             Pitt County, NC, COP (Series
                         2000B), 5.50% (FSA INS)/(Original
                         Issue Yield: 5.63%), 4/1/2025               AAA / Aaa          1,077,620
   1,500,000       2     Pitt County, NC, Refunding Bonds,
                         5.25% (Pitt County Memorial
                         Hospital)/(Escrowed In Treasuries
                         COL)/(Original Issue Yield: 5.85%),
                         12/1/2021                                   NR / Aaa           1,587,675
   2,000,000             Randolph County, NC, COP (Series
                         2000), 5.60% (FSA INS)/(Original
                         Issue Yield: 5.77%), 6/1/2018               AAA / Aaa          2,247,760
   890,000               University of North Carolina System
                         Pool, Revenue Bonds (Series A),
                         5.25% (University of North
                         Carolina)/(AMBAC INS), 4/1/2021             AAA / Aaa          958,023
   700,000               University of North Carolina System
                         Pool, Revenue Bonds, 5.00%
                         (University of North
                         Carolina)/(AMBAC INS), 4/1/2024             NR / Aaa           726,670
   755,000               University of North Carolina System
                         Pool, Revenue Bonds, 5.00%
                         (University of North
                         Carolina)/(AMBAC INS), 4/1/2029             NR / Aaa           767,057
   500,000               Wilmington, NC Water & Sewer
                         System, Revenue Bonds (Series
                         1999), 5.625% (FSA INS)/(Original
                         Issue Yield: 5.76%), 6/1/2018               NR / Aaa           556,150
                         Total                                                          50,027,769
                         Puerto Rico--9.2%
   1,500,000      3,4    Puerto Rico Electric Power
                         Authority, Drivers (Series 266),
                         9.0622% (FSA INS), 7/1/2015                 AAA / NR           1,942,410
   1,000,000      3,4    Puerto Rico Highway and
                         Transportation Authority, Residual
                         Interest Tax-Exempt Securities
                         (Series PA 331A), 9.0623% (AMBAC
                         INS), 1/1/2010                              NR                 1,288,790
   500,000               Puerto Rico Highway and
                         Transportation Authority,
                         Transportation Revenue Bonds
                         (Series G), 5.00% (Original Issue
                         Yield: 5.10%), 7/1/2033                     A / Baa1           501,365
   395,000               Puerto Rico Industrial, Tourist,
                         Educational, Medical &
                         Environmental Control Facilities
                         Financing Authority, Cogeneration
                         Facility Revenue Bonds (Series
                         2000A), 6.625% (AES Puerto Rico
                         Project)/(Original Issue Yield:
                         6.65%), 6/1/2026                            NR / Baa3          426,284
   1,000,000             Puerto Rico Public Finance Corp.,
                         Commonwealth Appropriation Bonds
                         (Series 2001E), 5.75% (Original             BBB+ /
                         Issue Yield: 5.80%), 8/1/2030               Baa2               1,070,760
                         Total                                                          5,229,609
                         Virgin Islands--0.9%
   500,000               University of the Virgin Islands,
                         UT GO Bonds (Series A), 5.375%
                         (Original Issue Yield: 5.43%),
                         6/1/2034                                    BBB / NR           511,415
                         Total Municipal BONDS
                         (identified cost $52,200,663)                                  55,768,793
                         Short-Term Municipals--1.6%
                         North Carolina--1.6%
   900,000               North Carolina Medical Care
                         Commission, (Series 2001A) Weekly
                         VRDNs (Moses H. Cone Memorial) (AT
                         AMORTIZED COST)                             A-1+ / NR          900,000
                         Total Investments -
                         100.4%
                         (identified cost $53,100,663)5                                 56,668,793
                         OTHER ASSETS AND LIABILITIES - NET
                         - (0.4)%                                                       (239,840)
                         TOTAL NET ASSETS - 100%                                  $     56,428,953

     Securities subject to the federal  alternative  minimum tax (AMT) represent
     15.9% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November
     30, 2004, the Fund had realized gains on future contracts of $70,591.

     At November 30, 2004, the Fund had the following open futures contract:

       Expiration Date   Contracts to Receive    Position      Unrealized
                                                               Depreciation

       March 2005        90 U.S. Treasury Note   Short         $(5,902)
                         10-Year Futures


3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $3,231,200 which represents 5.7% of total net assets.

4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $3,231,200 which represents 5.7% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004 is as follows:


       Security                                                 Acquisition Date       Acquisition Cost

       Puerto Rico Electric Power Authority,
       Drivers (Series 266), 9.0622% (FSA INS), 7/1/2015         6/27/2002             $1,855,590


       Puerto Rico Highway and Transportation Authority,
       Residual Interest Tax-Exempt Securities (Series PA 331A),
       9.0623% (AMBAC INS), 1/1/2010                            7/22/2003               $1,306,810


5    The cost of investments  for federal tax purposes  amounts to  $53,097,724.
     The net unrealized appreciation of investments for federal tax purposes was $3,571,069. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,586,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,804.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.


Investment Valuation

     Municipal bonds are valued by an independent  pricing service,  taking into consideration yield,  liquidity,  risk, credit quality,  coupon,  maturity, type of issue,  and any other  factors or market data the  pricing  service deems relevant.  Short-term securities are valued at the prices provided by
     an  independent  pricing  service.  However,   short-term  securities  with
     remaining  maturities  of 60 days or less at the  time of  purchase  may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations  are readily  available are valued at fair value as determined in accordance with  procedures  established by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COP         --Certificate of Participation
FHA         --Federal Housing Administration
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IFA         --Industrial Finance Authority
INS         --Insured
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes

















Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)


   Principal                                                         Credit
   Amount                                                            Rating     1        Value
                        Municipal BONDS--97.5%
                        Ohio--90.4%
$  1,000,000            Akron, Bath & Copley, OH Joint
                        Township, Hospital District Revenue
                        Bonds (Series 2004A), 5.125% (Summa
                        Health System)/(Radian Asset
                        Assurance INS)/(Original Issue
                        Yield: 5.38%), 11/15/2024                    NR / Aa3       $    1,025,470
   1,750,000            Akron, Bath & Copley, OH Joint
                        Township, Hospital Facilities
                        Revenue Bonds (Series 2004A), 5.25%
                        (Summa Health System)/(Radian Asset
                        Assurance INS)/(Original Issue
                        Yield: 5.47%), 11/15/2031                    NR / Aa3            1,778,455
   1,000,000            Akron, OH, LT GO Bonds, 5.80%
                        (Original Issue Yield: 5.95%),
                        11/1/2020                                    AA- / A1            1,127,490
   1,000,000            Bay Village, OH City School
                        District, School Improvement UT GO
                        Bonds, 5.125% (Original Issue Yield:
                        5.16%), 12/1/2021                            NR / Aa2            1,065,000
   1,000,000            Cleveland, OH Waterworks, Revenue
                        Bonds (Series 2002K), 5.25% (FGIC
                        INS), 1/1/2021                               AAA / Aaa           1,116,600
   470,000              Cleveland-Cuyahoga County, OH Port
                        Authority, Development Revenue Bonds
                        (Series 2001B), 6.50% (Port of
                        Cleveland Bond Fund), 11/15/2021             NR/BBB+             487,371
   500,000              Cleveland-Cuyahoga County, OH Port
                        Authority, Development Revenue Bonds
                        (Series 2002C), 5.95% (Port of
                        Cleveland Bond Fund), 5/15/2022              NR/BBB+             517,340
   1,000,000            Cleveland-Cuyahoga County, OH Port
                        Authority, Special Assessment
                        Tax-Increment Revenue Bonds, 7.00%
                        (University Heights, OH Public
                        Parking Garage)/(Original Issue
                        Yield: 7.20%), 12/1/2018                     NR                  1,042,310
   1,000,000            Columbus, OH City School District,
                        School Facilities Construction &
                        Improvement UT GO Bonds, 5.25% (FSA
                        INS), 12/1/2024                              AAA / Aaa           1,072,790
   1,610,000            Columbus, OH City School District,
                        School Facilities Construction &
                        Improvement UT GO Bonds, 5.00% (FGIC
                        INS), 12/1/2024                              AAA / Aaa           1,669,232
   1,000,000            Columbus, OH Tax Increment
                        Financing, Tax Allocation Revenue
                        Bonds (Series 2004A), 5.00% (Easton
                        Project)/(AMBAC INS), 12/1/2024              AAA / Aaa           1,032,460
   1,000,000     2      Delaware County, OH, Capital
                        Facilities LT GO Bonds, 6.25%,
                        12/1/2020                                    AA+ / Aa1           1,176,940
   1,000,000            Erie County, OH, Hospital Facilities
                        Revenue Bonds (Series 2002A), 5.50%
                        (Firelands Regional Medical
                        Center)/(Original Issue Yield:
                        5.66%), 8/15/2022                            A / A2              1,036,660
   1,500,000            Fairfield, OH Hospital Facilities,
                        Revenue Bonds, 5.00% (Radian Asset
                        Assurance INS)/(Original Issue
                        Yield: 5.05%), 6/15/2028                     AA / NR             1,496,460
   1,500,000            Franklin County, OH Health Care
                        Facilities, Revenue Refunding Bonds,
                        5.50% (Ohio Presbyterian Retirement
                        Services)/(Original Issue Yield:
                        5.69%), 7/1/2021                             BBB / NR            1,475,115
   750,000              Franklin County, OH, Revenue
                        Refunding Bonds, 5.75% (Capitol
                        South Community Urban Redevelopment
                        Corp.), 6/1/2011                             NR                  789,180
   1,000,000            Greene County, OH, University
                        Housing Revenue Bonds (Series
                        2002A), 5.50% (Marauder Development
                        LLC at Central State
                        University)/(American Capital Access
                        INS)/(Original Issue Yield: 5.65%),
                        9/1/2027                                     A / NR              1,017,070
   1,000,000            Greene County, OH, University
                        Housing Revenue Bonds (Series
                        2002A), 5.375% (Marauder Development
                        LLC at Central State
                        University)/(American Capital Access
                        INS)/(Original Issue Yield: 5.55%),
                        9/1/2022                                     A / NR              1,029,810
   1,530,000            Hamilton County, OH Hospital
                        Facilities Authority, Revenue Bonds
                        (Series 2004J), 5.25% (Cincinnati
                        Children's Hospital Medical
                        Center)/(FGIC INS), 5/15/2023                AAA / Aaa           1,619,995
   700,000              Hamilton County, OH Hospital
                        Facilities Authority, Revenue
                        Refunding & Improvement Bonds, 7.00%
                        (Deaconess Hospital)/(Original Issue
                        Yield: 7.046%), 1/1/2012                     A- / A3             709,436
   2,400,000            Hamilton County, OH Sewer System,
                        Improvement Revenue Bonds (Series
                        2000A), 5.75% (Metropolitan Sewer
                        District of Greater
                        Cincinnati)/(MBIA Insurance Corp.
                        Ins)/(Original Issue Yield: 5.78%),
                        12/1/2025                                    AAA / Aaa           2,668,248
   2,000,000            Hamilton County, OH, Subordinated
                        Sales Tax Revenue Bonds (Series B),
                        5.25% (AMBAC INS)/(Original Issue
                        Yield: 5.62%), 12/1/2032                     NR / Aaa            2,070,900
   2,000,000            Hamilton, OH City School District,
                        School Improvement UT GO Bonds
                        (Series 1999A), 5.50% (Original
                        Issue Yield: 5.75%), 12/1/2024               AA / NR             2,169,860
   1,000,000            Heath, OH City School District,
                        School Improvement UT GO Bonds,
                        (Series A), 5.50% (FGIC
                        LOC)/(Original Issue Yield: 5.635%),
                        12/1/2027                                    NR / Aaa            1,071,850
   1,010,000            Kent State University, OH, General
                        Receipts Revenue Bonds, 6.00% (AMBAC
                        INS)/(Original Issue Yield: 6.09%),
                        5/1/2024                                     AAA / Aaa           1,146,279
   1,085,000            Kent, OH CSD, Refunding School
                        Improvement UT GO Bonds, 5.00% (FSA
                        INS), 12/1/2021                              AAA / Aaa           1,148,483
   1,500,000            Lake, OH Local School District, UT
                        GO Bonds, 5.75% (FGIC INS)/(Original
                        Issue Yield: 5.90%), 12/1/2021               AAA / Aaa           1,681,305
   2,000,000            Licking Heights, OH Local School
                        District, School Facilities
                        Construction & Improvement UT GO
                        Bonds (Series 2000A), 5.50% (FGIC
                        INS)/(Original Issue Yield: 5.58%),
                        12/1/2024                                    NR / Aaa            2,170,120
   1,500,000            Lorain County, OH, Health Care
                        Facilities Revenue Refunding Bonds
                        (Series 1998A), 5.25% (Kendal at
                        Oberlin)/(Original Issue Yield:
                        5.53%), 2/1/2021                             BBB / NR            1,484,580
   1,000,000            Lorain County, OH, Hospital Revenue
                        Refunding & Improvement Bonds, 5.25%
                        (Catholic Healthcare
                        Partners)/(Original Issue Yield:
                        5.52%), 10/1/2033                            AA- / A1            1,006,600
   1,000,000            Lorain, OH City School District, UT
                        GO Classroom Facilities Improvement
                        Bonds (Series 2002), 5.25% (MBIA
                        Insurance Corp. INS), 12/1/2020              AAA / Aaa           1,081,810
   1,500,000            Lucas County, OH, Health Care
                        Facilities Refunding & Improvement
                        Revenue Bonds (Series 2000A), 6.625%
                        (Sunset Retirement Community,
                        Inc.)/(Original Issue Yield: 6.75%),
                        8/15/2030                                    NR/BBB+             1,565,685
   1,000,000            Mahoning County, OH Hospital
                        Facilities, Hospital Facilities
                        Revenue Bonds (Series A), 6.00%
                        (Forum Health Obligated
                        Group)/(Original Issue Yield:
                        6.15%), 11/15/2032                           BBB+ / A3           1,055,660
   1,000,000            Marion County, OH Hospital
                        Authority, Hospital Refunding &
                        Improvement Revenue Bonds (Series
                        1996), 6.375% (Community Hospital of
                        Springfield)/(Original Issue Yield:
                        6.52%), 5/15/2011                            BBB+ / NR           1,047,660
   1,000,000            Medina County, OH Library District,
                        UT GO Bonds, 5.25% (FGIC INS),
                        12/1/2023                                    AAA / Aaa           1,069,910
   1,000,000            Miami County, OH, Hospital
                        Facilities Revenue Refunding &
                        Improvement Bonds (Series 1996A),
                        6.375% (Upper Valley Medical Center,
                        OH)/(Original Issue Yield: 6.62%),           BBB+ /
                        5/15/2026                                    Baa1                1,042,440
   1,000,000            Moraine, OH Solid Waste Disposal
                        Authority, Revenue Bonds, 6.75%
                        (General Motors Corp.)/(Original             BBB- /
                        Issue Yield: 6.80%), 7/1/2014                Baa2                1,137,240
   1,950,000            Ohio HFA, Residential Mortgage
                        Revenue Bonds (Series 2002 A-1),
                        5.30% (GNMA Collateralized Home
                        Mortgage Program GTD), 9/1/2022              NR / Aaa            2,013,355
   2,500,000            Ohio State Air Quality Development
                        Authority, PCR Refunding Bonds
                        (Series 2002A), 6.00% (Cleveland             BB+ /
                        Electric Illuminating Co.), 12/1/2013        Baa3                2,632,875
   3,000,000            Ohio State Air Quality Development
                        Authority, Revenue Refunding Bonds,
                        6.375% (JMG Funding LP)/(AMBAC
                        INS)/(Original Issue Yield: 6.493%),
                        1/1/2029                                     AAA / Aaa           3,069,210
   1,000,000            Ohio State Higher Educational
                        Facilities Commission, Higher
                        Educational Facility Revenue Bonds,
                        5.125% (Oberlin College), 10/1/2024          AA / NR             1,041,320
   1,000,000            Ohio State Higher Educational
                        Facilities Commission, Revenue Bonds
                        (Series 2002B), 5.50% (Case Western
                        Reserve University, OH), 10/1/2022           AA- / A1            1,093,380
   1,000,000            Ohio State Higher Educational
                        Facilities Commission, Revenue
                        Bonds, 5.00% (University of
                        Dayton)/(AMBAC INS), 12/1/2027               AAA / Aaa           1,023,000
   500,000              Ohio State Higher Educational
                        Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace
                        College), 12/1/2021                          A- / NR             529,390
   1,070,000            Ohio State Higher Educational
                        Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace
                        College)/(Original Issue Yield:
                        5.53%), 12/1/2023                            A- / NR             1,122,869
   610,000              Ohio State Higher Educational
                        Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace
                        College)/(Original Issue Yield:
                        5.61%), 12/1/2024                            A- / NR             637,779
   2,000,000            Ohio State Higher Educational
                        Facilities Commission, Revenue
                        Bonds, 5.85% (John Carroll
                        University, OH)/(Original Issue
                        Yield: 6.05%), 4/1/2020                      NR / A2             2,152,260
   2,000,000            Ohio State University, General
                        Receipts Revenue Bonds (Series
                        2003B), 5.25%, 6/1/2023                      AA / Aa2            2,124,600
   2,000,000            Ohio State Water Development
                        Authority, PCR Bonds, 5.10%,
                        12/1/2022                                    AAA / Aaa           2,095,400
   315,000              Ohio State, Education Loan Revenue
                        Bonds (Series 1997A), 5.85% (AMBAC
                        INS), 12/1/2019                              AAA / Aaa           330,227
   1,000,000            Ohio Waste Development Authority
                        Solid Waste, Revenue Bonds (Series
                        2002), 4.85% TOBs (Waste Management,
                        Inc.), Mandatory Tender 11/1/2007            BBB / NR            1,035,160
   1,620,000            Olentangy, OH Local School District,
                        School Facilities Construction &
                        Improvement UT GO Bonds (Series
                        2002A), 5.25%, 12/1/2021                     AA / Aa2            1,735,166
   1,255,000            Ottawa & Glandorf, OH Local School
                        District, School Facilities
                        Construction & Improvement UT GO
                        Bonds, 5.25% (MBIA Insurance Corp.
                        INS), 12/1/2020                              NR / Aaa            1,348,636
   1,000,000            Parma, OH, Hospital Improvement and
                        Refunding Revenue Bonds, 5.375%
                        (Parma Community General Hospital
                        Association)/(Original Issue Yield:
                        5.45%), 11/1/2029                            A- / NR             1,016,410
   500,000      3,4     Port of Greater Cincinnati, OH
                        Development Authority, Special
                        Assessment Revenue Bonds, 6.30%
                        (Cincinnati Mills), 2/15/2024                NR                  504,945
   1,000,000            Portage County, OH Board of County
                        Hospital Trustees, Hospital Revenue
                        Bonds (Series 1999), 5.75% (Robinson
                        Memorial Hospital)/(AMBAC INS)/
                        (Original Issue Yield: 5.90%),
                        11/15/2019                                   AAA / Aaa           1,117,510
   1,500,000            Rickenbacker, OH Port Authority,
                        Capital Funding Revenue Bonds
                        (Series 2002A), 5.375% (OASBO
                        Expanded Asset Pooled Financing
                        Program)/
                        (Original Issue Yield: 5.60%),
                        1/1/2032                                     NR / A2             1,536,735
   1,000,000            Steubenville, OH, Hospital
                        Facilities Revenue Refunding &
                        Improvement Bonds, 6.375% (Trinity
                        Health System Obligated
                        Group)/(Original Issue Yield:
                        6.55%), 10/1/2020                            NR / A3             1,094,150
   500,000              Toledo-Lucas County, OH Port
                        Authority, Revenue Bonds (Series
                        2004C), 6.375% (Northwest Ohio Bond
                        Fund), 11/15/2032                            NR/BBB+             517,675
   1,500,000            Toledo-Lucas County, OH Port
                        Authority, Revenue Bonds, 6.45% (CSX
                        Corp.), 12/15/2021                           NR / Baa2           1,679,715
   1,375,000            Toledo-Lucas County, OH Port
                        Authority, Special Assessment
                        Revenue Bonds, 5.25% (Crocker Park
                        Public Improvement
                        Project)/(Original Issue Yield:
                        5.37%), 12/1/2023                            NR/A-               1,403,229
   2,000,000            Tuscarawas County, OH, Hospital
                        Facilities Revenue Bonds, 5.75%
                        (Union Hospital)/(Radian Asset
                        Assurance INS), 10/1/2026                    AA / NR             2,148,120
   1,025,000            University of Cincinnati, OH,
                        General Receipts Revenue Bonds
                        (Series 2004D), 5.00% (AMBAC INS),
                        6/1/2026                                     AAA / Aaa           1,052,696
   1,000,000            Warrensville Heights, OH School
                        District, UT GO Bonds, 5.75% (FGIC
                        INS)/(Original Issue Yield: 5.83%),
                        12/1/2024                                    AAA / Aaa           1,114,160
   1,995,000            Waynesville, OH Health Care
                        Facilities, Revenue Bonds (Series
                        2001A), 5.70% (Quaker Heights
                        Project)/(GNMA Collateralized Home
                        Mortgage Program GTD), 2/20/2043             NR / Aaa            2,078,690
                        Total                                                            86,152,476
                        Puerto Rico--6.6%
   2,000,000    3,4     Puerto Rico Electric Power
                        Authority, Drivers (Series 266),
                        9.0622% (FSA INS), 7/1/2015                  AAA / NR            2,589,880
   1,000,000    3,4     Puerto Rico Highway and
                        Transportation Authority, RITES
                        (Series PA 331A), 9.0623% (AMBAC
                        INS), 1/1/2010                               NR                  1,288,790
   1,000,000    3,4     Puerto Rico Highway and
                        Transportation Authority, RITES
                        (Series PA 331B), 9.0623% (AMBAC
                        INS), 1/1/2011                               NR                  1,297,820
   990,000              Puerto Rico Industrial, Tourist,
                        Educational, Medical & Environmental
                        Control Facilities Financing
                        Authority, Cogeneration Facility
                        Revenue Bonds (Series 2000A), 6.625%
                        (AES Puerto Rico Project)/(Original
                        Issue Yield: 6.65%), 6/1/2026                NR / Baa3           1,068,408
                        Total                                                            6,244,898
                        Virgin Islands--0.5%
   515,000              Virgin Islands HFA, SFM Revenue
                        Refunding Bonds (Series A), 6.50%
                        (GNMA COL)/(Original Issue Yield:
                        6.522%), 3/1/2025                            AAA / NR            525,223
                        Total  Municipal BONDS
                        (identified cost $87,558,197)                                    92,922,597
                        Short-Term Municipals--2.5%
                        Puerto Rico--2.5%
   2,400,000            Puerto Rico Government Development
                        Bank (GDB) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Credit Suisse          A-1 /
                        First Boston LIQ) (AT AMORTIZED COST)        VMIG1               2,400,000
                        Total Investments -
                        100.0%
                        (identified cost $89,958,197)5                                   95,322,597
                        OTHER ASSETS AND LIABILITIES - NET -
                        0.0%                                                             (24,176)
                        TOTAL NET ASSETS - 100%                                     $    95,298,421


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.7% of the fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

     2  Pledged  as  collateral  to  ensure  the  Fund is able  to  satisfy  the
     obligations  of  its  outstanding   short  futures   contracts.   The  Fund
     periodically  may sell  bond  interest  rate  futures  contracts  to manage duration and to potentially  reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker,  the Fund is required to deposit  in a  segregated  account  a  specified  amount  of  cash  or U.S.
     government  securities.  Futures  contracts are valued daily and unrealized gains or losses are recorded in a "variation  margin"  account.  Daily, the
     Fund receives  from or pays to the broker a specified  amount of cash based upon changes in the variation  margin  account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks,  including the risk that the change in the value of the contract may not correlate with the changes in the value of the  underlying  securities.
     For the period  ended  November 30,  2004,  the Fund had realized  gains on future contracts of $42,704.

     At November 30, 2004, the Fund had the following open futures contract:

       Expiration Date   Contracts to Receive    Position    Unrealized
                                                             Depreciation

       March 2005        90 U.S. Treasury Note   Short       $4,788
                         10-Year Futures


3    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $5,681,435 which represents 6.0% of net assets.

4    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees") . At November 30, 2004, these securities amounted to $5,681,435 which represents 6.0% of net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004 is as follows:


       Security                                                 Acquisition Date       Acquisition Cost

       Port of Greater Cincinnati, OH Development Authority,
       Special Assessment Revenue Bonds, 6.30%
       (Cincinnati Mills), 2/15/2024                            02/11/2004              $500,000


       Puerto Rico Electric Power Authority, Drivers
        (Series 266), 9.0622% (FSA INS), 7/1/2015               06/27/2002              $2,474,120


       Puerto Rico Highway and Transportation Authority,
        RITES (Series PA 331A), 9.0623%
       (AMBAC INS), 1/1/2010                                    12/23/2004              $1,128,337


       Puerto Rico Highway and Transportation Authority,
       RITES (Series PA 331B), 9.0623%
       (AMBAC INS), 1/1/2011                                    12/23/2004              $1,127,896



5    The cost of investments  for federal tax purposes  amounts to  $89,958,101.
     The net unrealized appreciation of investments for federal tax purposes was $5,364,496. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,371,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,817.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
CSD         --Central School District
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
PCR         --Pollution Control Revenue
RITES       --Residual Interest Tax-Exempt Securities
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees
(the "Trustees").
























Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)



   Principal                                                        Credit
   Amount                                                           Rating     1        Value
                        Municipal BONds--96.5%
                        Pennsylvania--94.6%
$  1,500,000            Allegheny County Redevelopment
                        Authority, Tax Increment Bonds
                        (Series 2000A), 6.30% (Waterfront
                        Project), 12/15/2018                        NR/A-         $     1,645,785
   4,250,000            Allegheny County, PA Airport
                        Authority, Airport Revenue Refunding
                        Bonds (Series 1999), 6.125%
                        (Pittsburgh International
                        Airport)/(FGIC INS), 1/1/2017               AAA / Aaa           4,707,852
   2,500,000            Allegheny County, PA HDA, Health
                        System Revenue Bonds (Series 2000B),
                        9.25% (West Penn Allegheny Health
                        System)/(Original Issue Yield:
                        9.70%), 11/15/2030                          B / B1              2,897,475
   2,000,000            Allegheny County, PA HDA, Refunding
                        Revenue Bonds (Series 1998A), 5.125%
                        (South Hills Health
                        System)/(Original Issue Yield:
                        5.34%), 5/1/2023                            NR / Baa1           1,802,680
   950,000              Allegheny County, PA HDA, Refunding
                        Revenue Bonds, 6.625% (Allegheny
                        General Hospital)/(Escrowed In
                        Treasuries COL), 7/1/2009                   AAA / Aaa           1,039,224
   2,000,000            Allegheny County, PA HDA, Revenue
                        Bonds, 5.50% (Catholic Health
                        East)/(Original Issue Yield: 5.60%),
                        11/15/2032                                  A / A2              2,034,220
   1,500,000            Allegheny County, PA HDA, Revenue
                        Bonds, 5.375% (Ohio Valley General
                        Hospital, PA)/(Original Issue Yield:
                        5.50%), 1/1/2018                            NR / Baa1           1,490,880
   4,000,000            Allegheny County, PA HDA, Revenue
                        Bonds, (Series 1997A), 5.60% (UPMC
                        Health System)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.85%),
                        4/1/2017                                    AAA / Aaa           4,316,400
   1,000,000            Allegheny County, PA Higher
                        Education Building Authority,
                        Revenue Bonds (Series 2002A), 5.95%
                        (Chatham College)/(Original Issue
                        Yield: 5.97%), 3/1/2032                     BBB / NR            1,028,560
   1,000,000            Allegheny County, PA Higher
                        Education Building Authority,
                        Revenue Bonds (Series 2002B), 5.25%
                        (Chatham College)/(Original Issue
                        Yield: 5.35%), 11/15/2016                   BBB / NR            1,021,930
   575,000       2,3    Allegheny County, PA IDA, Cargo
                        Facilities Lease Revenue Bonds
                        (Series 1999), 6.00% (AFCO Cargo PIT
                        LLC Project), 9/1/2009                      NR                  556,168
   1,000,000     2,3    Allegheny County, PA IDA, Cargo
                        Facilities Lease Revenue Bonds
                        (Series 1999), 6.625% (AFCO Cargo
                        PIT LLC Project)/(Original Issue
                        Yield: 6.75%), 9/1/2024                     NR                  928,340
   3,185,000            Allegheny County, PA IDA,
                        Environmental Improvement Refunding
                        Revenue Bonds (Series 1998), 5.50%          BBB+ /
                        (Marathon Oil Corp.), 12/1/2029             Baa1                3,232,902
   1,250,000            Allegheny County, PA IDA,
                        Environmental Improvement Refunding
                        Revenue Bonds (Series 1998), 5.60%          BBB+ /
                        (Marathon Oil Corp.), 9/1/2030              Baa1                1,272,325
   1,500,000            Allegheny County, PA IDA, Health
                        Care Facilities Revenue Refunding
                        Bonds (Series 1998), 5.75%
                        (Presbyterian Senior
                        Care-Westminister Place Project),
                        1/1/2023                                    NR                  1,334,535
   935,000              Allegheny County, PA IDA, Lease
                        Revenue Bonds (Series 2001), 6.60%
                        (Residential Resources Inc.
                        Project)/(Original Issue Yield:
                        6.75%), 9/1/2031                            NR/BBB-             980,983
   3,000,000            Allegheny County, PA Port Authority,
                        Special Revenue Transportation Bonds
                        (Series 1999), 6.00% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        6.05%), 3/1/2019                            AAA / Aaa           3,403,950
   515,000              Allegheny County, PA Residential
                        Finance Agency, SFM Revenue Bonds
                        (Series 2001KK-1), 5.375% (GNMA
                        Collateralized Home Mortgage Program
                        GTD), 5/1/2022                              NR / Aaa            533,462
   515,000              Allegheny County, PA Residential
                        Finance Agency, SFM Revenue Bonds
                        (Series FF-1), 5.90% (GNMA
                        Collateralized Home Mortgage Program
                        COL), 5/1/2020                              NR / Aaa            544,612
   1,835,000            Allentown, PA Area Hospital
                        Authority, Revenue Bonds (Series B),
                        6.75% (Sacred Heart Hospital of             BB+ /
                        Allentown), 11/15/2015                      Baa3                1,855,772
   2,000,000            Bethlehem, PA Area
                        Vocational-Technical School
                        Authority, Guaranteed Lease Revenue
                        Bonds (Series 1999), 5.50%
                        (Bethlehem Area Vocational-Technical
                        School)/(U.S. Treasury PRF
                        9/1/2009@100)/(Original Issue Yield:
                        5.55%), 9/1/2020                            NR / Aaa            2,230,640
   4,250,000            Bradford County, PA IDA, Solid Waste
                        Disposal Revenue Bonds (Series A),
                        6.60% (International Paper Co.),            BBB /
                        3/1/2019                                    Baa2                4,373,165
   1,000,000            Bucks County, PA Community College
                        Authority, College Building Revenue
                        Bonds (Series 1996), 5.50% (Original
                        Issue Yield: 5.70%), 6/15/2017              NR / Aa2            1,065,660
   750,000              Bucks County, PA IDA, Revenue Bonds
                        (Series 2002A), 6.00% (Pennswood
                        Village)/(Original Issue Yield:
                        6.12%), 10/1/2027                           BBB+ / NR           780,052
   500,000              Bucks County, PA IDA, Revenue Bonds
                        (Series 2002A), 6.00% (Pennswood
                        Village)/(Original Issue Yield:
                        6.16%), 10/1/2034                           BBB+ / NR           518,225
   1,000,000            Bucks County, PA IDA, Solid Waste
                        Revenue Bonds, 4.90% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        2/1/2008                                    BBB / NR            1,036,920
   1,750,000            Carbon County, PA IDA, Refunding
                        Revenue Bonds, 6.65% (Panther Creek
                        Partners Project)/(BNP Paribas SA
                        and Union Bank of California LOCs),
                        5/1/2010                                    BBB- / NR           1,888,775
   1,100,000            Chester County, PA HEFA, Mortgage
                        Refunding Revenue Bonds, 5.50% (Tel
                        Hai Obligated Group
                        Project)/(Original Issue Yield:
                        5.60%), 6/1/2025                            BBB- / NR           997,128
   1,500,000            Clarion County, PA Hospital
                        Authority, Revenue Refunding Bonds,
                        (Series 1997), 5.75% (Clarion County
                        Hospital)/(Original Issue Yield:
                        5.95%), 7/1/2017                            BBB- / NR           1,453,605
   1,575,000            Commonwealth of Pennsylvania, GO UT
                        Bonds, 6.00% (Original Issue Yield:
                        6.15%), 7/1/2007                            AA / Aa2            1,716,939
   1,000,000            Crawford County, PA Hospital
                        Authority, Senior Living Facilities
                        Revenue Bonds (Series 1999), 6.125%
                        (Wesbury United Methodist Community
                        Obligated Group)/(Original Issue
                        Yield: 6.32%), 8/15/2019                    NR / BBB-           1,032,050
   1,250,000            Cumberland County, PA Municipal
                        Authority, College Revenue Bonds
                        (Series A), 5.50% (Dickinson
                        College)/(AMBAC INS)/(Original Issue
                        Yield: 5.70%), 11/1/2025                    NR / Aaa            1,352,225
   1,000,000            Cumberland County, PA Municipal
                        Authority, Retirement Community
                        Revenue Bonds (Series 2002A), 7.125%
                        (Wesley Affiliated Services, Inc.
                        Obligated Group)/(Original Issue
                        Yield: 7.40%), 1/1/2025                     NR                  1,040,210
   2,800,000            Delaware County, PA Authority,
                        College Revenue Bonds (Series 1999),
                        5.75% (Cabrini College)/(Radian
                        Asset Assurance INS)/(Original Issue
                        Yield: 5.95%), 7/1/2019                     AA / NR             3,009,412
   2,650,000            Delaware County, PA Authority,
                        College Revenue Refunding Bonds
                        (Series 1998A), 5.375% (Neumann
                        College)/(Original Issue Yield:
                        5.48%), 10/1/2018                           BBB- / NR           2,714,740
   1,000,000            Delaware River Joint Toll Bridge
                        Commission, Pennsylvania-New Jersey
                        Bridge System Revenue Bonds (Series
                        2003), 5.25%, 7/1/2020                      A- / A2             1,062,400
   1,500,000            Delaware River Port Authority,
                        Revenue Bonds (Series 1999), 6.00%
                        (FSA INS), 1/1/2019                         AAA / Aaa           1,677,360
   2,000,000            Delaware River Port Authority,
                        Revenue Bonds, 6.00% (FSA INS),
                        1/1/2018                                    AAA / Aaa           2,236,480
   10,000,000           Delaware Valley, PA Regional Finance
                        Authority, Local Government Revenue
                        Bonds (Series 1997B), 5.60% (AMBAC
                        INS), 7/1/2017                              AAA / Aaa           11,436,500
   1,000,000     2,3    Delaware Valley, PA Regional Finance
                        Authority, Residual Interest
                        Tax-Exempt Securities (PA-1029),
                        9.5623%, 7/1/2017                           NR                  1,312,250
   4,100,000            Erie County, PA Hospital Authority,
                        Health Facilities Revenue Bonds
                        (Series 1999), 5.90% (St. Mary's
                        Home of Erie)/(Radian Asset
                        Assurance INS)/(Original Issue
                        Yield: 6.05%), 8/15/2019                    AA / NR             4,462,194
   570,000              Erie, PA Higher Education Building
                        Authority, College Revenue Refunding
                        Bonds (Series 2004B), 5.00%
                        (Mercyhurst College)/(Original Issue
                        Yield: 5.11%), 3/15/2023                    BBB / NR            563,895
   2,660,000            Greater Nanticoke, PA Area School
                        District, UT GO Bonds, 5.50% (U.S.
                        Treasury PRF 10/15/2005 @
                        100)/(Original Issue Yield: 5.62%),
                        10/15/2005                                  AAA / Aaa           2,739,587
   2,000,000            Indiana County, PA IDA, Refunding
                        Revenue Bonds, 5.00% (Indiana
                        University of PA)/(AMBAC INS),
                        11/1/2029                                   AAA / Aaa           2,031,980
   800,000              Jeannette Health Services Authority,
                        PA, Hospital Revenue Bonds (Series A
                        of 1996), 6.00% (Jeannette District
                        Memorial Hospital)/(Original Issue
                        Yield: 6.15%), 11/1/2018                    BB- / NR            764,872
   1,000,000            Lancaster County, PA Hospital
                        Authority, Health Center Revenue
                        Bonds (Series 2001), 5.875% (Willow
                        Valley Retirement
                        Communities)/(Original Issue Yield:
                        5.95%), 6/1/2031                            A- / NR             1,040,090
   1,000,000            Lancaster County, PA Hospital
                        Authority, Revenue Bonds, 5.50%
                        (Lancaster General
                        Hospital)/(Original Issue Yield:
                        5.63%), 3/15/2026                           A- / NR             1,023,920
   2,000,000            Lancaster County, PA, UT GO Bonds,
                        (Series A), 5.80% (FGIC INS)/
                        (Original Issue Yield: 5.84%),
                        5/1/2015                                    NR / Aaa            2,268,060
   250,000              Lancaster, PA IDA, Revenue Bonds
                        (Series 2000A), 7.60% (Garden Spot
                        Village Project)/(Original Issue
                        Yield: 7.70%), 5/1/2022                     NR                  263,425
   1,000,000            Lawrence County, PA IDA, Senior
                        Health and Housing Facilities
                        Revenue Bonds, 7.50% (Shenango
                        Presbyterian Senior Care Obligated
                        Group)/
                        (Original Issue Yield: 7.75%),
                        11/15/2031                                  NR                  1,000,210
   1,000,000            Lebanon County, PA Health Facilities
                        Authority, Hospital Revenue Bonds,
                        5.80% (Good Samaritan
                        Hospital)/(Original Issue Yield:            BBB+ /
                        5.92%), 11/15/2022                          Baa1                1,042,430
   2,000,000            Lehigh County, PA General Purpose
                        Authority, Hospital Revenue Bonds,
                        5.25% (St. Lukes Hospital of
                        Bethlehem)/(Original Issue Yield:           BBB /
                        5.42%), 8/15/2023                           Baa2                2,017,780
   1,000,000            Lehigh-Northampton Airport
                        Authority, Revenue Bonds, 6.00%
                        (Lehigh Valley Airport System)/(MBIA
                        Insurance Corp. INS)/(Original Issue
                        Yield: 6.02%), 5/15/2025                    NR / Aaa            1,093,290
   1,000,000            Luzerne County, PA, UT GO Bonds,
                        5.625% (FGIC INS)/(Original Issue
                        Yield: 5.78%), 12/15/2021                   AAA / Aaa           1,095,120
   945,000              Lycoming County PA Authority,
                        Hospital Lease Revenue Bonds (Series
                        B), 6.50% (Divine Providence
                        Hospital, PA)/(Original Issue Yield:
                        6.70%), 7/1/2022                            NR                  945,510
   1,000,000            Lycoming County PA Authority,
                        Hospital Revenue Bonds, 5.50%
                        (Divine Providence Hospital,
                        PA)/(AMBAC INS)/(Original Issue
                        Yield: 5.90%), 11/15/2022                   AAA / NR            1,045,900
   1,000,000            Monroe County, PA Hospital
                        Authority, Hospital Revenue Bonds
                        (Series 2002A), 5.50% (Pocono
                        Medical Center)/(Radian Asset
                        Assurance INS)/
                        (Original Issue Yield: 5.60%),
                        1/1/2022                                    AA / NR             1,049,540
   2,360,000            Monroe County, PA Hospital
                        Authority, Hospital Revenue Bonds,
                        5.125% (Pocono Medical
                        Center)/(United States Treasury
                        PRF)/(Original Issue Yield: 5.40%),
                        7/1/2015                                    AAA / Aaa           2,559,774
   1,000,000            Monroe County, PA Hospital
                        Authority, Revenue Bonds, 6.00%
                        (Pocono Medical Center)/(Original
                        Issue Yield: 6.17%), 1/1/2043               BBB+ / NR           1,028,480
   1,250,000            Montgomery County, PA Higher
                        Education & Health Authority
                        Hospital, Revenue Bonds, 7.25%
                        (Philadelphia Geriatric
                        Center)/(Original Issue Yield:
                        7.472%), 12/1/2024                          NR                  1,327,688
   2,250,000            Montgomery County, PA IDA,
                        Retirement Community Revenue Bonds
                        (Series 1996B), 5.75% (Adult
                        Communities Total Services,
                        Inc.)/(Original Issue Yield: 5.98%),
                        11/15/2017                                  BBB+ / NR           2,369,250
   1,000,000            Montgomery County, PA IDA,
                        Retirement Community Revenue
                        Refunding Bonds (Series 1996A),
                        5.875% (Adult Communities Total
                        Services, Inc.)/
                        (Original Issue Yield: 6.125%),
                        11/15/2022                                  BBB+ / NR           1,039,120
   1,000,000            Mount Lebanon, PA Hospital
                        Authority, Revenue Bonds (Series
                        2002A), 5.625% (St. Clair Memorial
                        Hospital)/(Original Issue Yield:
                        5.75%), 7/1/2032                            A- / NR             1,028,200
   500,000              Mt. Pleasant Borough, PA Business
                        District Authority, Hospital Revenue
                        Bonds (Series 1997), 5.75% (Frick
                        Hospital)/(Original Issue Yield:
                        5.85%), 12/1/2017                           BBB / NR            511,890
   2,300,000            Mt. Pleasant Borough, PA Business
                        District Authority, Hospital Revenue
                        Bonds (Series 1997), 5.75% (Frick
                        Hospital)/(Original Issue Yield:
                        5.90%), 12/1/2027                           BBB / NR            2,281,462
   1,000,000            North Hills, PA School District, GO
                        Bonds, (Series 2000), 5.50% (FGIC
                        INS)/(Original Issue Yield: 5.576%),
                        7/15/2024                                   AAA / Aaa           1,124,070
   1,075,000            North Penn, PA School District,
                        Refunding Revenue Bonds, 6.20%
                        (Escrowed In Treasuries COL),
                        3/1/2007                                    NR / Aaa            1,131,556
   1,000,000            Northumberland County PA IDA,
                        Facilities Revenue Bonds (Series
                        2002B), 5.50% (NHS Youth Service,
                        Inc.)/(American Capital Access
                        INS)/(Original Issue Yield: 5.80%),
                        2/15/2033                                   A / NR              1,008,460
   3,000,000            Norwin, PA School District, UT GO
                        Bonds, 6.00% (FGIC INS)/(Original
                        Issue Yield: 6.12%), 4/1/2024               AAA / Aaa           3,425,490
   1,000,000            Pennsylvania Convention Center
                        Authority, Revenue Bonds, 6.70%
                        (Escrowed In Treasuries
                        COL)/(Original Issue Yield: 6.843%),
                        9/1/2016                                    AAA / Aaa           1,220,770
   1,000,000            Pennsylvania EDFA, Exempt Facilities
                        Revenue Bonds (Series 1997B), 6.125%
                        (National Gypsum Co.), 11/1/2027            NR                  1,033,470
   1,500,000            Pennsylvania EDFA, Exempt Facilities
                        Revenue Bonds (Series 2001A), 6.25%
                        (Amtrak)/(Original Issue Yield:
                        6.40%), 11/1/2031                           BBB / A3            1,552,470
   2,500,000            Pennsylvania EDFA, Resource Recovery
                        Revenue Bonds (Series A), 6.40%
                        (Northampton Generating), 1/1/2009          BBB- / NR           2,543,700
   2,000,000            Pennsylvania EDFA, Revenue Bonds
                        (Series 1998A), 5.25% (Northwestern
                        Human Services, Inc.)/(Original
                        Issue Yield: 5.668%), 6/1/2028              BB+ / NR            1,474,160
   1,000,000            Pennsylvania EDFA, Revenue Bonds
                        (Series 2000), 5.90% (Dr. Gertrude
                        A. Barber Center, Inc.)/(Radian
                        Asset Assurance INS), 12/1/2030             AA / NR             1,054,330
   1,000,000            Pennsylvania EDFA, Solid Waste
                        Disposal Revenue Bonds (Series
                        2004A), 4.70% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        11/1/2014                                   BBB / NR            996,670
   90,000               Pennsylvania HFA, Revenue Bonds,
                        5.55% (FHA/VA mtgs GTD), 10/1/2012          AA+ / Aa2           90,074
   1,000,000            Pennsylvania HFA, SFM Revenue Bonds
                        (Series 2001-72A), 5.25%, 4/1/2021          AA+ / Aa2           1,030,040
   845,000              Pennsylvania HFA, SFM Revenue Bonds,
                        (Series 62A), 5.50%, 10/1/2022              AA+ / Aa2           874,710
   845,000              Pennsylvania HFA, SFM Revenue Bonds
                        (Series 67A), 5.85%, 10/1/2018              AA+ / Aa2           880,203
   2,590,000            Pennsylvania State Higher Education
                        Assistance Agency, Capital
                        Acquisition Revenue Bonds, 6.125%
                        (MBIA Insurance Corp. INS),
                        12/15/2019                                  AAA / Aaa           3,011,626
   2,000,000            Pennsylvania State Higher Education
                        Facilities Authority, College and
                        University Revenue Bonds, 5.625%
                        (University of the Arts)/(Radian
                        Asset Assurance INS)/(Original Issue
                        Yield: 5.78%), 3/15/2025                    AA / NR             2,087,540
   1,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Refunding
                        Revenue Bonds, 5.25% (St. Joseph's
                        University)/(Radian Asset Assurance
                        INS), 12/15/2017                            AA / NR             1,065,090
   1,940,000            Pennsylvania State Higher Education
                        Facilities Authority, Refunding
                        Revenue Bonds, 5.50% (St. Joseph's
                        University)/(Radian Asset Assurance
                        INS), 12/15/2015                            AA / NR             2,126,706
   2,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 1996), 7.20% (Thiel
                        College)/(United States Treasury
                        PRF), 5/15/2026                             NR                  2,174,920
   1,500,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2001A), 6.00% (UPMC Health
                        System)/(Original Issue Yield:
                        6.10%), 1/15/2022                           A+ / NR             1,628,520
   1,330,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2003A), 5.25% (Clarion
                        University Foundation, Inc.)/(XL
                        Capital Assurance Inc. INS), 7/1/2018       AAA / Aaa           1,425,295
   1,490,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2003AA1), 5.25% (Dickinson
                        College)/(Radian Asset Assurance
                        INS), 11/1/2018                             AA / NR             1,573,544
   1,350,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2004A), 5.25% (Philadelphia
                        University)/(Original Issue Yield:          BBB /
                        5.32%), 6/1/2032                            Baa2                1,320,030
   1,160,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series AA2), 5.25% (Lycoming
                        College)/(Radian Asset Assurance
                        INS), 11/1/2024                             AA / NR             1,201,725
   2,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series N), 5.875% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield:
                        5.913%), 6/15/2021                          AAA / Aaa           2,110,920
   1,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        5.25% (Widener University)/(Original
                        Issue Yield: 5.42%), 7/15/2024              BBB+ / NR           1,028,930
   3,150,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        4.65% (Philadelphia College of
                        Osteopathic Medicine)/(Original
                        Issue Yield: 4.77%), 12/1/2028              A / NR              3,006,644
   2,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        5.25% (St. Joseph's
                        University)/(Radian Asset Assurance
                        INS), 12/15/2018                            AA / NR             2,122,840
   1,250,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        5.25% (Ursinus College)/(Radian
                        Asset Assurance INS), 1/1/2027              AA / NR             1,291,813
   2,495,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        6.25% (Philadelphia
                        University)/(Radian Asset Assurance
                        INS), 6/1/2024                              AA / NR             2,811,790
   1,500,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        (Series A), 6.00% (UPMC Health
                        System)/(Original Issue Yield:
                        6.16%), 1/15/2031                           A+ / NR             1,596,225
   1,500,000            Pennsylvania State Higher Education
                        Facilities Authority, Student
                        Housing Revenue Bonds (Series
                        2003A), 5.00% (California University
                        of Pennsylvania )/(American Capital
                        Access INS)/(Original Issue Yield:
                        5.08%), 7/1/2023                            A / NR              1,502,205
   1,500,000            Pennsylvania State Higher Education
                        Facilities Authority, University
                        Revenue Bonds (Series 1997), 5.45%
                        (University of the Arts)/(Radian
                        Asset Assurance INS)/(Original Issue
                        Yield: 5.58%), 3/15/2017                    AA / NR             1,534,140
   1,500,000            Pennsylvania State IDA, EDRBs
                        (Series 2002), 5.50% (AMBAC INS),
                        7/1/2020                                    AAA / Aaa           1,656,300
   3,000,000            Pennsylvania State IDA, EDRBs, 5.50%
                        (AMBAC INS), 7/1/2013                       AAA / Aaa           3,382,260
   650,000              Pennsylvania State Public School
                        Building Authority, Revenue Bonds,
                        5.00% (Lehigh Career & Technical
                        Institute)/(FGIC INS), 10/1/2022            NR / Aaa            678,087
   2,120,000            Philadelphia, PA Authority for
                        Industrial Development, Lease
                        Revenue Bonds (Series 2001B), 5.50%
                        (FSA INS), 10/1/2021                        AAA / Aaa           2,315,697
   3,000,000            Philadelphia, PA Authority for
                        Industrial Development, Revenue
                        Bonds (Series 2001B), 5.25%
                        (Philadelphia Corporation for Aging
                        Project)/(AMBAC INS)/(Original Issue
                        Yield: 5.43%), 7/1/2023                     AAA / Aaa           3,156,300
   1,655,000            Philadelphia, PA Hospitals & Higher
                        Education Facilities Authority,
                        Hospital Revenue Bonds (Series
                        1997), 5.75% (Jeanes Hospital,
                        PA)/(Original Issue Yield: 5.80%),          BBB /
                        7/1/2008                                    Baa2                1,730,816
   1,120,000            Philadelphia, PA Redevelopment
                        Authority, Multifamily Housing
                        Refunding Revenue Bonds (Series
                        1998), 5.45% (Woodstock Mutual
                        Homes, Inc.)/(FHA INS)/(Original
                        Issue Yield: 5.468%), 2/1/2023              NR / Aa2            1,147,171
   2,000,000            Philadelphia, PA Redevelopment
                        Authority, Revenue Bonds (Series
                        2002A), 5.50% (FGIC INS), 4/15/2018         AAA / Aaa           2,208,280
   950,000              Philadelphia, PA Redevelopment
                        Authority, Revenue Bonds (Series
                        2002A), 5.50% (FGIC INS), 4/15/2019         AAA / Aaa           1,045,665
   1,250,000            Philadelphia, PA Redevelopment
                        Authority, Revenue Bonds (Series
                        2003A), 5.50% (Beech Student Housing
                        Complex)/(American Capital Access
                        INS), 7/1/2019                              A / NR              1,322,450
   1,000,000            Philadelphia, PA Redevelopment
                        Authority, Revenue Bonds (Series
                        2003A), 5.625% (Beech Student
                        Housing Complex)/(American Capital
                        Access INS), 7/1/2023                       A / NR              1,051,760
   1,000,000            Philadelphia, PA School District, UT
                        GO Bonds (Series 2002B), 5.625%
                        (FGIC INS), 8/1/2022                        AAA / Aaa           1,087,420
   9,500,000            Philadelphia, PA, Airport Revenue
                        Bonds (Series 1997B), 5.50%
                        (Philadelphia Airport System)/(AMBAC
                        INS)/(Original Issue Yield: 5.65%),
                        6/15/2017                                   AAA / Aaa           10,102,015
   480,000              Philadelphia, PA, Revenue Bonds,
                        10.875% (United States Treasury
                        PRF), 7/1/2008                              NR / Aaa            503,482
   2,880,000            Pittsburgh, PA Public Parking
                        Authority, Parking Revenue Bonds
                        (Series 2000), 6.00% (AMBAC
                        INS)/(Original Issue Yield: 6.02%),
                        12/1/2020                                   AAA / Aaa           3,249,850
   765,000              Pittsburgh, PA Urban Redevelopment
                        Authority, Mortgage Revenue Bonds
                        (Series 1997A), 6.15%, 10/1/2016            AAA / Aa1           801,391
   355,000              Pittsburgh, PA Urban Redevelopment
                        Authority, Mortgage Revenue Bonds
                        (Series 1997C), 5.35%, 10/1/2009            AAA / Aa1           374,142
   1,075,000            Pittsburgh, PA Urban Redevelopment
                        Authority, Mortgage Revenue Bonds
                        (Series 1997C), 5.90%, 10/1/2022            AAA / Aa1           1,117,753
   2,855,000            Pittsburgh, PA, LT GO Bonds (Series
                        1999A), 5.75% (FGIC INS)/(Original
                        Issue Yield: 5.852%), 9/1/2019              AAA / Aaa           3,168,822
   5,000,000     2,3    Pittsburgh, PA, Residual Interest
                        Tax-Exempt Securities (Series PA
                        961), 9.01311% (AMBAC INS), 9/1/2015        NR                  5,896,200
   1,500,000            Pittsburgh, PA, UT GO Bonds (Series
                        1999A), 5.75% (FGIC INS)/(Original
                        Issue Yield: 5.94%), 9/1/2024               AAA / Aaa           1,664,880
   2,950,000            Pottsville, PA Hospital Authority,
                        Hospital Revenue Bonds, 5.625%
                        (Pottsville Hospital and Warne
                        Clinic)/(Original Issue Yield:
                        5.75%), 7/1/2024                            BBB- / NR           2,745,713
   2,165,000            Radnor Township, PA, UT GO Bonds
                        (Series 2004AA), 5.125%, 7/15/2027          NR / Aa1            2,245,148
   2,040,000            Riverside, PA School District, UT GO
                        Bonds, 5.50% (FGIC INS)/(Original
                        Issue Yield: 5.57%), 10/15/2020             AAA / Aaa           2,296,958
   1,500,000            Sayre, PA, Health Care Facilities
                        Authority, Revenue Bonds (Series
                        2002A), 5.75% (Guthrie Healthcare
                        System, PA)/(Original Issue Yield:
                        5.90%), 12/1/2021                           A- / NR             1,595,310
   1,000,000            Sayre, PA, Health Care Facilities
                        Authority, Revenue Bonds (Series
                        2002A), 5.875% (Guthrie Healthcare
                        System, PA)/(Original Issue Yield:
                        6.00%), 12/1/2031                           A- / NR             1,048,730
   1,000,000            Scranton, PA, UT GO Bonds (Series
                        2001C), 7.10% (United States
                        Treasury PRF)/(Original Issue Yield:
                        7.35%), 9/1/2031                            NR                  1,207,750
   935,000              Shaler, PA School District
                        Authority, GO UT Bonds, 6.25%
                        (Escrowed In Treasuries COL),
                        4/15/2008                                   AAA / NR            992,923
   2,000,000            Somerset County, PA Hospital
                        Authority, Hospital Refunding
                        Revenue Bonds (Series 1997B), 5.375%
                        (Somerset Community
                        Hospital)/(Radian Asset Assurance
                        INS)/(Original Issue Yield: 5.68%),
                        3/1/2017                                    AA / NR             2,073,960
   3,000,000            Southcentral Pennsylvania General
                        Authority, Revenue Bonds (Series
                        2001), 5.625% (Wellspan Health
                        Obligated Group), 5/15/2026                 NR / Aa3            3,146,850
   2,000,000            Southeastern, PA Transportation
                        Authority, Special Revenue Bonds,
                        5.375% (FGIC INS)/(Original Issue
                        Yield: 5.70%), 3/1/2017                     AAA / Aaa           2,149,380
   500,000              St. Mary Hospital Authority, PA,
                        Health System Revenue Bonds (Series
                        2004A), 5.00% (Catholic Health
                        East)/(Original Issue Yield: 5.15%),
                        11/15/2021                                  A / A2              508,030
   1,000,000     2,3    Susquehanna , PA Area Regional
                        Airport Authority, Airport
                        Facilities Revenue Bonds (Series
                        1999), 5.50% (Aero
                        Harrisburg)/(Original Issue Yield:
                        5.85%), 1/1/2024                            NR                  895,890
   1,245,000            Union County, PA Higher Educational
                        Facilities Financing Authority,
                        Revenue Bonds (Series 2002A), 5.25%
                        (Bucknell University), 4/1/2021             NR / Aa3            1,332,909
   1,665,000            Union County, PA Higher Educational
                        Facilities Financing Authority,
                        Revenue Bonds (Series 2002A), 5.25%
                        (Bucknell University), 4/1/2022             NR / Aa3            1,775,340
   1,250,000            Union County, PA Hospital Authority,
                        Revenue Bonds, 5.25% (Evangelical
                        Community Hospital)/(Radian Asset
                        Assurance INS), 8/1/2024                    AA / Aa3            1,299,400
   1,000,000            Warren County, PA Hospital
                        Authority, Revenue Bonds (Series A),
                        7.00% (Warren General Hospital,
                        PA)/(Original Issue Yield: 7.101%),
                        4/1/2019                                    BBB / NR            1,014,760
   400,000              Washington County, PA Authority,
                        Lease Revenue Bonds, 7.875%
                        (Escrowed In Treasuries COL),
                        12/15/2018                                  AAA / Aaa           555,516
   1,885,000            West Shore, PA Area Hospital
                        Authority, Revenue Bonds, 6.15%
                        (Holy Spirit Hospital), 1/1/2020            BBB+ / NR           1,987,280
   1,000,000            West Shore, PA Area Hospital
                        Authority, Revenue Bonds, 6.25%
                        (Holy Spirit Hospital)/(Original
                        Issue Yield: 6.30%), 1/1/2032               BBB+ / NR           1,035,460
   1,000,000      4     West View, PA Municipal Authority,
                        Special Obligation Bonds, 9.50%
                        (Escrowed In Treasuries COL),
                        11/15/2014                                  AAA / Aaa           1,346,200
   1,000,000            Westmoreland County, PA IDA, Health
                        Care Facility Revenue Bonds (Series
                        2000B), 8.00% (Redstone Presbyterian
                        Senior Care Obligated
                        Group)/(Original Issue Yield:
                        8.25%), 11/15/2023                          NR                  1,073,780
   235,000              Westmoreland County, PA Municipal
                        Authority, Special Obligation Bonds,
                        9.125% (Escrowed In Treasuries COL),
                        7/1/2010                                    AAA / Aaa           263,000
                        Total                                                           250,468,162
                        Puerto Rico--1.9%
   2,000,000     2,3    Puerto Rico Electric Power
                        Authority, Drivers (Series 266),
                        9.0622% (FSA INS), 7/1/2015                 AAA / NR            2,589,880
   1,000,000     2,3    Puerto Rico Highway and
                        Transportation Authority, Residual
                        Interest Tax-Exempt Securities
                        (Series PA 331A), 9.0623% (AMBAC
                        INS), 1/1/2010                              NR                  1,288,790
   1,000,000     2,3    Puerto Rico Highway and
                        Transportation Authority, Residual
                        Interest Tax-Exempt Securities
                        (Series PA 331B), 9.0623% (AMBAC
                        INS), 1/1/2011                              NR                  1,297,820
                        Total                                                           5,176,490
                        Virgin Islands--0.0%
   50,000               Virgin Islands HFA, SFM Revenue
                        Refunding Bonds (Series A), 5.80%
                        (GNMA COL), 3/1/2005                        AAA / NR            50,329
                        Total  Municipal BONDs (identified
                        cost $241,223,953)                                              255,694,981
                        Short-Term Municipals--0.3%
                        Pennsylvania--0.3%
   700,000              Philadelphia, PA Authority for
                        Industrial Development Daily VRDNs
                        (Newcourtland Elder Services)/(PNC          NR /
                        Bank, N.A. LOC) (at amortized cost)         VMIG1               700,000
                        Total Investments -
                        96.8%
                        (identified cost $241,923,953)5                                 256,394,981
                        OTHER ASSETS AND LIABILITIES - NET -
                        3.2%                                                            8,473,839
                        TOTAL NET ASSETS - 100%                                   $     264,868,820


       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 14.8% of the Fund's portfolio as calculated based upon total portfolio market value.
1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $14,765,338 which represents 5.6% of total net assets.
3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At November 30, 2004, these securities amounted to $14,765,338 which represents 5.6% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004 is as follows:


       Security                                         Acquisition Date        Acquisition Cost

       Allegheny County, PA IDA, Cargo Facilities Lease
       Revenue Bonds (Series 1999), 6.00%
       (AFCO Cargo PIT LLC Project), 9/1/2009                9/23/1999          $575,000


       Allegheny County, PA IDA, Cargo Facilities Lease
       Revenue Bonds (Series 1999), 6.625%
       (AFCO Cargo PIT LLC Project)/
       (Original Issue Yield: 6.75%), 9/1/2024               9/23/1999          $984,950


       Delaware Valley, PA Regional Finance
       Authority, Residual Interest Tax-Exempt
       Securities (PA-1029), 9.5623%, 7/1/2017               6/18/2002          $1,226,540


       Pittsburgh, PA, Residual Interest Tax-Exempt
       Securities (Series PA 961), 9.01311%
       (AMBAC INS), 9/1/2015                                 1/16/2002          $5,849,200


       Puerto Rico Electric Power Authority, Drivers
       (Series 266), 9.0622% (FSA INS), 7/1/2015             6/27/2002          $2,474,120


       Puerto Rico Highway and Transportation
       Authority, Residual Interest Tax-Exempt Securities
       (Series PA 331A), 9.0623%
       (AMBAC INS), 1/1/2010                                  3/03/1998         $ 1,127,896


       Puerto Rico Highway and Transportation
       Authority, Residual Interest Tax-Exempt Securities
       (Series PA 331B), 9.0623%
       (AMBAC INS), 1/1/2011                                  3/03/1998         $1,128,337


       Susquehanna , PA Area Regional Airport
       Authority, Airport Facilities Revenue Bonds
       (Series 1999), 5.50% (Aero Harrisburg)/
       (Original Issue Yield: 5.85%), 1/1/2024               4/14/1999          $954,500



4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November
     30, 2004, the Fund had realized gains on future contracts of $85,409.

       At November 30, 2004, the Fund had the following open futures contract:


       Expiration Date   Contracts to Receive    Position    Unrealized
                                                             Depreciation

       March 2005        150 U.S. Treasury       Short       $ 0
                         Note 10-Year Futures



5    The cost of investments for federal tax purposes  amounts to  $241,947,725.
     The net unrealized appreciation of investments for federal tax purposes was $14,447,256. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,720,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(1,273,081).

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

     Municipal bonds are valued by an independent  pricing service,  taking into consideration yield,  liquidity,  risk, credit quality,  coupon,  maturity, type of issue,  and any other  factors or market data the  pricing  service deems relevant.  Short-term securities are valued at the prices provided by
     an  independent  pricing  service.  However,   short-term  securities  with
     remaining  maturities  of 60 days or less at the  time of  purchase  may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations  are readily  available are valued at fair value as determined in accordance with  procedures  established by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDFA        --Economic Development Financing Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FHA/VA      --Federal Housing Administration/Veterans Administration
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LOCs        --Letter(s) of  Credit
LT          --Limited Tax
PRF         --Prerefunded
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes














Federated Vermont Municipal Income Fund
Portfolio of Investments
November 30, 2004 (unaudited)


   Principal                                                          Credit
   Amount                                                             Rating     1        Value
                         Municipal Bonds--96.3%
                         Vermont--84.7%
$  565,000               Burlington, VT Airport, Revenue
                         Bonds, (Series A), 3.625% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 3.76%), 7/1/2017                      NR / Aaa      $     531,207
   1,250,000             Burlington, VT Airport, Revenue
                         Bonds, (Series A), 5.00% (MBIA
                         Insurance Corp. INS), 7/1/2023               NR / Aaa            1,298,112
   490,000               Burlington, VT Electric Authority,
                         Revenue Bonds, (Series A), 4.00%
                         (FSA INS), 7/1/2015                          NR / Aaa            490,568
   510,000               Burlington, VT Electric Authority,
                         Revenue Bonds, (Series A), 4.00%
                         (FSA INS), 7/1/2016                          NR / Aaa            505,088
   300,000               Burlington, VT Waterworks System,
                         Revenue Refunding Bonds, (Series A),
                         4.65% (FGIC INS)/(Original Issue
                         Yield: 4.70%), 7/1/2006                      AAA / Aaa           311,079
   150,000               Burlington, VT Waterworks System,
                         Revenue Refunding Bonds, (Series A),
                         4.75% (FGIC INS)/(Original Issue
                         Yield: 4.80%), 7/1/2007                      AAA / Aaa           158,842
   300,000               Burlington, VT Waterworks System,
                         Revenue Refunding Bonds, (Series A),
                         4.80% (FGIC INS)/(Original Issue
                         Yield: 4.85%), 7/1/2008                      AAA / Aaa           316,206
   800,000               Burlington, VT, (Series A), 5.10%,
                         12/1/2005                                    NR / Aa3            823,944
   210,000               Burlington, VT, UT GO Bond, (Series
                         A), 4.00% (Original Issue Yield:
                         4.13%), 11/1/2017                            NR / Aa3            208,217
   785,000               Burlington, VT, UT GO Bonds, 5.20%,
                         12/1/2006                                    NR / Aa3            807,741
   185,000               Burlington, VT, UT GO Bonds, (Series
                         A), 3.75% (Original Issue Yield:
                         3.83%), 11/1/2014                            NR / Aa3            185,398
   190,000               Burlington, VT, UT GO Bonds, (Series
                         A), 3.75% (Original Issue Yield:
                         3.93%), 11/1/2015                            NR / Aa3            188,231
   200,000               Burlington, VT, UT GO Bonds, (Series
                         A), 4.00% (Original Issue Yield:
                         4.03%), 11/1/2016                            NR / Aa3            200,196
   220,000               Burlington, VT, UT GO Bonds, (Series
                         A), 4.00% (Original Issue Yield:
                         4.22%), 11/1/2018                            NR / Aa3            216,190
   170,000               Burlington, VT, UT GO Public
                         Improvement  Bonds, (Series A),
                         3.50% (Original Issue Yield: 3.60%),
                         11/1/2012                                    NR / Aa3            170,323
   155,000               Burlington, VT, UT GO Public
                         Improvement Bonds, (Series A),
                         3.50%, 11/1/2010                             NR / Aa3            157,999
   90,000                Burlington, VT, UT GO Public
                         Improvement Bonds, (Series A),
                         3.50%, 11/1/2011                             NR / Aa3            91,053
   125,000               Burlington, VT, UT GO Public
                         Improvement Bonds, (Series A), 3.60%
                         (Original Issue Yield: 3.72%),
                         11/1/2013                                    NR / Aa3            124,789
   110,000               Chittenden, VT Solid Waste District,
                         UT GO Bonds, (Series A), 2.50%
                         (AMBAC INS), 1/1/2007                        AAA / Aaa           110,613
   100,000               Chittenden, VT Solid Waste District,
                         UT GO Refunding Bonds, (Series A),
                         3.30% (AMBAC INS)/(Original Issue
                         Yield: 3.32%), 1/1/2010                      AAA / Aaa           101,616
   310,000               Chittenden, VT Solid Waste District,
                         UT GO Refunding Bonds, (Series A),
                         3.40% (AMBAC INS)/(Original Issue
                         Yield: 3.52%), 1/1/2011                      AAA / Aaa           314,170
   205,000               Chittenden, VT Solid Waste District,
                         UT GO Refunding Bonds, (Series A),
                         3.50% (AMBAC INS)/(Original Issue
                         Yield: 3.62%), 1/1/2012                      AAA / Aaa           207,245
   90,000                Fair Haven, VT Union High School
                         District, U GO Bonds, 4.95% (AMBAC
                         INS), 12/1/2004                              AAA / Aaa           90,007
   90,000                Fair Haven, VT Union High School
                         District, UT GO Bonds, 5.00% (AMBAC
                         INS)/(Original Issue Yield: 5.05%),
                         12/1/2005                                    AAA / Aaa           92,629
   90,000                Fair Haven, VT Union High School
                         District, UT GO Bonds, 5.05% (AMBAC
                         INS)/(Original Issue Yield: 5.15%),
                         12/1/2006                                    AAA / Aaa           92,462
   25,000                Norwich, VT School District, UT GO
                         Bonds, 4.50% (AMBAC INS), 7/15/2009          AAA / Aaa           26,831
   520,000               St. Johnsbury, VT School District, U
                         GO Bonds, 4.55% (AMBAC INS), 9/1/2006        NR / Aaa            540,654
   500,000               St. Johnsbury, VT School District,
                         UT GO Bonds, 4.50% (AMBAC INS),
                         9/1/2005                                     NR / Aaa            509,300
   515,000               St. Johnsbury, VT School District,
                         UT GO Bonds, 4.65% (AMBAC INS),
                         9/1/2007                                     NR / Aaa            546,111
   520,000               St. Johnsbury, VT School District,
                         UT GO Bonds, 4.80% (AMBAC INS),
                         9/1/2008                                     NR / Aaa            561,309
   340,000               Swanton Village, VT Electric System,
                         Revenue Refunding Bonds, 5.75% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 5.85%), 12/1/2019                     AAA / Aaa           376,669
   500,000               University of Vermont & State
                         Agricultural College, Revenue Bonds,
                         4.20% (AMBAC INS)/(Original Issue
                         Yield: 4.25%), 10/1/2012                     AAA / Aaa           523,960
   250,000               University of Vermont & State
                         Agricultural College, Revenue Bonds,
                         5.25% (AMBAC INS), 10/1/2021                 AAA / Aaa           267,100
   1,150,000             University of Vermont & State
                         Agricultural College, Revenue Bonds,
                         5.25% (AMBAC INS), 10/1/2023                 AAA / Aaa           1,220,001
   500,000               University of Vermont & State
                         Agricultural College, Revenue Bonds,
                         5.50% (AMBAC INS), 10/1/2018                 AAA / Aaa           554,505
   500,000               University of Vermont & State
                         Agricultural College, Revenue Bonds,
                         5.50% (AMBAC INS), 10/1/2019                 AAA / Aaa           552,650
   1,500,000             Vermont Educational and Health
                         Buildings Financing Agency,
                         Refunding Revenue Bonds (Series
                         2004A), 5.00% (Fletcher Allen Health
                         Care)/(FGIC INS), 12/1/2023                  AAA / Aaa           1,571,580
   3,000                 Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bond, 1.96% TOBs (Middlebury College
                         ), Optional Tender 11/1/2005,
                         maturity 11/1/2027                           AA / NR             2,990
   1,000,000             Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds (Series 2002A), 5.00%
                         (Middlebury College )/(Original
                         Issue Yield: 5.20%), 11/1/2032               AA / Aa3            1,012,150
   50,000                Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 3.25% (St. Michael's
                         College)/(Original Issue Yield:
                         3.33%), 10/1/2009                            A- / A3             50,222
   100,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 3.60% (St. Michael's
                         College)/(Original Issue Yield:
                         3.68%), 10/1/2010                            A- / A3             101,100
   140,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 3.875% (St. Michael's
                         College)/(Original Issue Yield:
                         3.93%), 10/1/2011                            A- / A3             142,692
   195,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 4.00% (St. Michael's
                         College)/(Original Issue Yield:
                         4.10%), 10/1/2012                            A- / A3             198,210
   125,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 4.125% (St. Michael's
                         College)/(Original Issue Yield:
                         4.23%), 10/1/2013                            A- / A3             126,846
   385,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 4.25% (St. Michael's
                         College)/(Original Issue Yield:
                         4.35%), 10/1/2014                            A- / A3             390,309
   370,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 4.375% (St. Michael's
                         College)/(Original Issue Yield:
                         4.45%), 10/1/2015                            A- / A3             374,995
   770,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 5.30% (Middlebury College
                         )/(Original Issue Yield: 5.45%),
                         11/1/2008                                    AA / Aa3            824,947
   190,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 5.375% (Middlebury College
                         )/(Original Issue Yield: 5.93%),
                         11/1/2026                                    AA / Aa3            200,530
   140,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, 5.40% (St. Michael's
                         College)/(U.S.Treasury
                         COL)/(Original Issue Yield: 5.45%),
                         4/1/2005                                     A- / NR             141,607
   1,185,000        2    Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, (Series 1996) VRNs (North
                         Country Hospital and Nursing Home),
                         10/1/2011                                    NR                  1,169,702
   400,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, (Series A), 4.00% (Middlebury
                         College )/(Original Issue Yield:
                         4.13%), 11/1/2013                            AA / Aa3            411,708
   65,000                Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, (Series A), 5.30% (Fletcher
                         Allen Health Care)/(AMBAC INS)/
                         (Original Issue Yield: 5.32%),
                         12/1/2008                                    AAA / Aaa           70,845
   55,000                Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, (Series A), 5.30% (Fletcher
                         Allen Health Care)/(AMBAC INS)/
                         (Original Issue Yield: 5.38%),
                         12/1/2009                                    AAA / Aaa           60,343
   4,530,000        2    Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Bonds, (Series 1999 A), 3.57%
                         (Marlboro College), 4/1/2019                 NR                  4,248,370
   60,000                Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Refunding Bonds, 4.40% (Central
                         Vermont Hospital & Nursing Home)/
                         (AMBAC INS)/(Original Issue Yield:
                         4.55%), 11/15/2005                           AAA / Aaa           61,282
   605,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Refunding Bonds, (Series 1996),
                         4.50% (Central Vermont Hospital &
                         Nursing Home)/(AMBAC INS)/(Original
                         Issue Yield: 4.65%), 11/15/2006              AAA / Aaa           628,861
   200,000               Vermont Educational and Health
                         Buildings Financing Agency, Revenue
                         Refunding Bonds, (Series 1996),
                         4.625% (Central Vermont Hospital &
                         Nursing Home)/(AMBAC INS)/(Original
                         Issue Yield: 4.75%), 11/15/2007              AAA / Aaa           211,312
   760,000         2,3   Vermont HFA, Revenue Bonds, Cabot
                         Commons Limited Partnership, 2.75%
                         (Vermont HFA MFH), 3/15/2005                 NR                  758,913
   225,000         2,3   Vermont HFA, Revenue Bonds, Colonial
                         West Limited Partnership, 2.75%
                         (Vermont HFA MFH), 5/30/2005                 NR                  224,242
   2,123,000       2,3   Vermont HFA, Revenue Bonds,
                         Mountainview Street Jay Housing
                         Limited Partnership, 2.75% (Vermont
                         HFA MFH), 4/30/2005                          NR                  2,116,079
   105,000               Vermont HFA, Revenue Bonds, (Series
                         11A), 4.70% (Vermont HFA SFM)/
                         (FSA  INS), 11/1/2005                        AAA / Aaa           106,743
   145,000               Vermont HFA, Revenue Bonds, (Series
                         11A), 4.85% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2006                         AAA / Aaa           145,995
   105,000               Vermont HFA, Revenue Bonds, (Series
                         11A), 4.95% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2007                         AAA / Aaa           105,773
   145,000               Vermont HFA, Revenue Bonds, (Series
                         11A), 5.05% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2008                         AAA / Aaa           146,173
   185,000               Vermont HFA, Revenue Bonds, (Series
                         11A), 5.15% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2009                         AAA / Aaa           186,558
   110,000               Vermont HFA, Revenue Bonds, (Series
                         12B), 5.50% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2008                         AAA / Aaa           110,663
   140,000               Vermont HFA, Revenue Bonds, (Series
                         12B), 5.60% (Vermont HFA SFM)/
                         (FSA INS), 11/1/2009                         AAA / Aaa           140,895
   65,000                Vermont HFA, Revenue Bonds, (Series
                         5), 6.875% (Vermont HFA SFM),
                         11/1/2016                                    A+ / A1             65,725
   110,000               Vermont HFA, Revenue Bonds, (Series
                         9), 4.55% (Vermont HFA SFM)/
                         (MBIA Insurance Corp. INS), 5/1/2008         AAA / Aaa           114,373
   25,000                Vermont HFA, Revenue Bonds, (Series
                         9), 5.00% (Vermont HFA SFM)/
                         (MBIA Insurance Corp. INS), 5/1/2005         AAA / Aaa           25,218
   10,000                Vermont HFA, Revenue Bonds, (Series
                         9), 5.10% (Vermont HFA SFM)/
                         (MBIA Insurance Corp. INS), 5/1/2006         AAA / Aaa           10,237
   205,000               Vermont HFA, Revenue Bonds, (Series
                         A), 4.45% (Vermont HFA MFH)/
                         (HUD Section 8 INS), 2/15/2008               AA- / NR            210,853
   130,000               Vermont HFA, Revenue Bonds, (Series
                         A), 4.55% (Vermont HFA MFH)/
                         (HUD Section 8 INS), 2/15/2009               AA- / NR            133,738
   2,230,000       2,3   Vermont HFA, Revenue Bonds, Smallest
                         City Housing LTD, 2.50% (Vermont HFA
                         MFH), 12/31/2004                             NR                  2,228,573
   1,000,000             Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 4.40% (FSA
                         INS)/(Original Issue Yield: 4.45%),
                         12/1/2007                                    AAA / Aaa           1,055,850
   1,500,000             Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 4.30% (FSA
                         INS)/(Original Issue Yield: 4.40%),
                         12/1/2006                                    AAA / Aaa           1,559,055
   860,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 4.60% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 4.65%), 12/1/2007                     NR / Aaa            911,961
   100,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 4.80% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 4.95%), 12/1/2008                     AAA / Aaa           107,745
   30,000                Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 5.10% (AMBAC
                         INS)/(Original Issue Yield: 5.20%),
                         12/1/2004                                    AAA / Aaa           30,003
   2,000,000             Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 5.375% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 5.44%), 12/1/2016                     AAA / Aaa           2,200,880
   80,000                Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 1), 5.70%, (Escrowed
                         to Maturity), 12/1/2004                      NR / Aa3            80,008
   1,000,000             Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 2), 5.00% (MBIA
                         Insurance Corp. INS), 12/1/2017              NR / Aaa            1,072,240
   1,000,000             Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 2), 5.00% (MBIA
                         Insurance Corp. INS), 12/1/2018              NR / Aaa            1,068,350
   750,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series 2), 6.00% (AMBAC
                         INS), 12/1/2004                              AAA / Aaa           750,083
   250,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series I), 3.70% (Original
                         Issue Yield: 3.75%), 12/1/2010               A+ / Aa3            256,543
   250,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series I), 3.80% (Original
                         Issue Yield: 3.86%), 12/1/2011               A+ / Aa3            256,233
   250,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series I), 3.90% (AMBAC
                         INS)/(Original Issue Yield: 3.96%),
                         12/1/2012                                    AAA / Aaa           256,788
   250,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series I), 4.00% (AMBAC
                         INS)/(Original Issue Yield: 4.07%),
                         12/1/2013                                    AAA / Aaa           254,495
   340,000               Vermont Municipal Bond Bank, Revenue
                         Bonds, (Series a), 4.80% (MBIA
                         Insurance Corp. INS)/(Original Issue
                         Yield: 4.85%), 12/1/2009                     NR / Aaa            368,414
   500,000               Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series 1), 3.90%
                         (MBIA Insurance Corp. INS)/(Original
                         Issue Yield: 3.92%), 12/1/2013               NR / Aaa            508,675
   165,000               Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series 2), 4.30%
                         (FSA INS)/(Original Issue Yield:
                         4.40%), 12/1/2006                            AAA / Aaa           171,496
   665,000               Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series 2), 4.40%
                         (FSA INS)/(Original Issue Yield:
                         4.45%), 12/1/2007                            AAA / Aaa           702,140
   500,000               Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series 2), 5.20%
                         (AMBAC INS)/(Original Issue Yield:
                         5.30%), 12/1/2007                            AAA / Aaa           524,840
   50,000                Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series I), 3.30%
                         (MBIA Insurance Corp. INS)/(Original
                         Issue Yield: 3.42%), 12/1/2010               NR / Aaa            50,470
   400,000               Vermont Municipal Bond Bank, Revenue
                         Refunding Bonds, (Series I), 3.75%
                         (MBIA Insurance Corp. INS)/(Original
                         Issue Yield: 3.80%), 12/1/2012               NR / Aaa            407,264
   1,000,000             Vermont Public Power Supply
                         Authority, Revenue Refunding Bonds,
                         (Series D), 4.50% (AMBAC INS),
                         7/1/2005                                     AAA / Aaa           1,014,270
   840,000               Vermont Public Power Supply
                         Authority, Revenue Refunding Bonds,
                         (Series E), 5.00% (MBIA Insurance
                         Corp. INS), 7/1/2011                         AAA / Aaa           924,672
   500,000               Vermont Public Power Supply
                         Authority, Revenue Refunding Bonds,
                         (Series E), 5.25% (MBIA Insurance
                         Corp. INS), 7/1/2015                         AAA / Aaa           556,460
   500,000               Vermont State Colleges, Revenue
                         Bonds, 2.25% (FGIC INS), 7/1/2006            AAA / Aaa           499,630
   945,000               Vermont State Student Assistance
                         Corp., Revenue Bonds, 5.00%
                         (Original Issue Yield: 5.08%),
                         3/1/2034                                     NR / A2             947,334
   1,665,000             Vermont State Student Assistance
                         Corp., Revenue Bonds, 5.00%
                         (Original Issue Yield: 5.03%),
                         3/1/2026                                     NR / A2             1,686,212
   500,000               Vermont State, UT GO Bonds, (Series
                         A), 4.40% (Original Issue Yield:
                         4.45%), 1/15/2007                            AA+ / Aa1           522,175
   250,000               Vermont State, UT GO Bonds, (Series
                         A), 4.75% (Original Issue Yield:
                         4.87%), 8/1/2020                             AA+ / Aa1           257,545
   1,600,000             Vermont State, UT GO Bonds, (Series
                         A), 5.00% (U.S. Treasury PRF
                         1/15/2006 @102), 1/15/2008                   AA+ / Aa1           1,681,616
   1,300,000             Vermont State, UT GO Bonds, (Series
                         A), 5.00% (Original Issue Yield:
                         5.10% )(U.S. Treasury PRF 1/15/2006
                         @102), 1/15/2010                             AA+ / Aa1           1,366,313
   1,065,000             Vermont State, UT GO Bonds, (Series
                         A), 5.00%, 1/15/2005                         AA+ / Aa1           1,069,047
   500,000               Vermont State, UT GO Bonds, (Series
                         C), 4.60% (Original Issue Yield:
                         4.75%), 1/15/2013                            AA+ / Aa1           527,065
                         Total                                                            55,950,239
                         Guam--1.4%
   835,000               Guam Airport Authority, General
                         Revenue Bonds (Series 2003B), 5.25%
                         (MBIA Insurance Corp. INS), 10/1/2015        AAA / Aaa           916,888
                         Puerto Rico--9.4%
   800,000               Commonwealth of Puerto Rico, Public
                         Improvement GO Bonds (Series 2005A),
                         5.00% (FSA INS), 7/1/2018                    AAA / Aaa           864,144
   2,000,000             Commonwealth of Puerto Rico, UT GO
                         Bonds, 5.50% (MBIA Insurance Corp.
                         INS), 7/1/2009                               AAA / Aaa           2,230,380
   900,000               Puerto Rico Electric Power
                         Authority, Refunding Revenue Bonds
                         (Series 2004PP), 5.00% (FGIC INS),
                         7/1/2024                                     AAA / Aaa           943,623
   2,000,000             Puerto Rico HFA, Capital Fund
                         Program Revenue Bonds, 5.00%,
                         12/1/2016                                    AA / Aa3            2,132,040
                         Total                                                            6,170,187
                         Virgin Islands--0.8%
   500,000               Virgin Islands Public Finance
                         Authority, Gross Receipt Tax Revenue
                         Bonds, 5.00% (FSA INS), 10/1/2014            AAA / Aaa           551,210
                         Total Municipal Bonds

                          (identified cost $62,711,223)                                   63,588,524
                         Short-Term Municipals--2.6%
                         Puerto Rico--2.6%
   1,700,000             Puerto Rico Government Development
                         Bank (GDB) Weekly VRDNs (MBIA
                         Insurance Corp. INS)/(Credit Suisse
                         First Boston
                         LIQ)                                         A-1 /
                         (AT AMORTIZED COST)                          VMIG1               1,700,000
                         Total Investments -
                         98.9%
                         (identified cost $64,411,223)4                                   65,288,524
                         other assets and liabilities - net -
                         1.1%                                                             747,278
                         total net assets - 100%                                    $     66,035,802

     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $10,745,879 which represents 16.3% of total net assets.

3    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At November 30, 2004, these securities amounted to $5,327,807 which represents 8.1% of total net assets.

     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004, is as follows:


       Security                                                 Acquisition Date       Acquisition Cost


       Vermont Educational and Health Buildings
       Financing Agency, Revenue Bonds, (Series 1996)
       VRNs (North Country Hospital and
       Nursing Home), 10/1/2011                                 11/07/1996             $1,185,029


       Vermont Educational and Health Buildings
       Financing Agency, Revenue Bonds,
       (Series 1999 A), 3.57% (Marlboro College), 4/1/2019      3/22/1999               $4,530,090


       Vermont HFA, Revenue Bonds, Cabot Commons
       Limited Partnership, 2.75% (Vermont HFA MFH),
       3/15/2005                                                7/7/2004                $760,000


       Vermont HFA, Revenue Bonds, Colonial West
       Limited Partnership, 2.75% (Vermont HFA MFH),
       5/30/2005                                                5/5/2004                $225,000


       Vermont HFA, Revenue Bonds, Mountainview
       Street Jay Housing Limited Partnership, 2.75%
       (Vermont HFA MFH), 4/30/2005                             10/15/2003              $2,123,000


       Vermont HFA, Revenue Bonds, Smallest City
       Housing LTD, 2.50% (Vermont HFA MFH),
       12/31/2004                                               12/1/2003               $2,230,000


4    The cost of investments  for federal tax purposes  amounts to  $64,441,223.
     The net unrealized appreciation of investments for federal tax purposes was $877,301. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,327,379 and net unrealized depreciation from investments for those securities having an excess of cost over value of $450,078.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
MFH         --Multi Family Housing
PRF         --Prerefunded
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes
VRNs        --Variable Rate Notes

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the
"Trustees").











Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005